FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Total Return Bond VIP Fund

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	98,129	140,034	3,028
Net asset value per share (NAV)	26.97	35.91	9.61

Total Assets (Shares x NAV)	$2,646,534	$5,028,613	$29,097

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$2,646,534	$5,028,613	$29,097

Net Assets: Total
Contract value in accumulation period	$2,646,534	$5,028,613	$29,097

Net Assets	$2,646,534	$5,028,613	$29,097

Total Units Outstanding	189,192	333,560	2,919

Unit Value (Accumulation)	$13.99	$15.08	$9.97

Cost of Shares in Underlying Fund	$1,837,058	$3,385,816	$28,250

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Total Return Bond VIP Fund

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$—	$—
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	—	—

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	35,253	110,621	4,840
Reinvested realized gain distributions	—	—	—

Net realized gain/(loss) on investments	35,253	110,621	4,840
Net change in unrealized appreciation/(depreciation) of investments	518,743	972,146	(778)

Net realized and unrealized gain/(loss) from investments	553,996	1,082,767	4,062

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$553,996	$1,082,767	$4,062

See notes to financial statements.

B-2

Investment Options
Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

32,960	82,333	629,242	13,227	140,182	269,675	68,568
13.36	12.49	11.31	10.27	13.35	10.29	10.65

$440,348	$1,028,337	$7,116,730	$135,841	$1,871,428	$2,774,959	$730,253

—	—	—	—	—	—	—

$440,348	$1,028,337	$7,116,730	$135,841	$1,871,428	$2,774,959	$730,253

$440,348	$1,028,337	$7,116,730	$135,841	$1,871,428	$2,774,959	$730,253

$440,348	$1,028,337	$7,116,730	$135,841	$1,871,428	$2,774,959	$730,253

40,113	76,076	593,376	11,732	134,855	269,675	68,568

$10.98	$13.52	$11.99	$11.58	$13.88	$10.29	$10.65

$389,881	$751,162	$5,810,264	$116,899	$1,315,678	$2,718,543	$687,296

Investment Options
Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$—	$—	$—	$—	$—	$—	$—

—	—	—	—	—	—	—

—	—	—	—	—	—	—

17,575	8,851	115,927	1,441	15,924	5,054	9,789
—	—	—	—	—	—	—

17,575	8,851	115,927	1,441	15,924	5,054	9,789
20,135	166,068	696,441	5,801	293,469	21,642	25,307

37,710	174,919	812,368	7,242	309,393	26,696	35,096

$37,710	$174,919	$812,368	$7,242	$309,393	$26,696	$35,096

B-3

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	228,608	1,149,357	157,674
Net asset value per share (NAV)	12.69	12.13	50.28

Total Assets (Shares x NAV)	$2,901,042	$13,941,701	$7,927,856

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$2,901,042	$13,941,701	$7,927,856

Net Assets: Total
Contract value in accumulation period	$2,901,042	$13,941,701	$7,927,856

Net Assets	$2,901,042	$13,941,701	$7,927,856

Total Units Outstanding	228,609	1,149,357	210,232

Unit Value (Accumulation)	$12.69	$12.13	$37.71

Cost of Shares in Underlying Fund	$2,314,187	$11,608,048	$7,270,480

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund	Victory RS Large Cap Alpha VIP Series

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—	$—	$104,301
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	—	—	104,301

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	29,799	128,293	(94,367)
Reinvested realized gain distributions	—	—	284,147

Net realized gain/(loss) on investments	29,799	128,293	189,780
Net change in unrealized appreciation/(depreciation) of investments	327,949	1,159,291	1,120,374

Net realized and unrealized gain/(loss) from investments	357,748	1,287,584	1,310,154

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$357,748	$1,287,584	$1,414,455

See notes to financial statements.

B-4

Investment Options
Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

1,075,946	77,714	210,130	226,641	442,084	163,498	14,560
17.87	5.98	17.44	10.80	10.69	14.83	79.53

$19,227,159	$464,727	$3,664,674	$2,447,720	$4,725,880	$2,424,672	$1,157,995

—	—	—	—	—	—	—

$19,227,159	$464,727	$3,664,674	$2,447,720	$4,725,880	$2,424,672	$1,157,995

$19,227,159	$464,727	$3,664,674	$2,447,720	$4,725,880	$2,424,672	$1,157,995

$19,227,159	$464,727	$3,664,674	$2,447,720	$4,725,880	$2,424,672	$1,157,995

320,486	12,057	133,752	51,954	81,755	41,196	28,552

$59.99	$38.54	$27.40	$47.11	$57.81	$58.86	$40.56

$19,207,784	$529,161	$3,613,415	$2,953,002	$6,014,354	$2,802,045	$901,147

Investment Options
Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund	Invesco V.I. American Franchise Fund Series I

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$249,290	$43,267	$109,081	$70,513	$—	$16,407	$—

—	—	—	—	—	—	—

249,290	43,267	109,081	70,513	—	16,407	—

(227,695)	(8,299)	(4,390)	(99,976)	(479,270)	(102,714)	11,023
1,579,762	—	—	—	—	251,548	—

1,352,067	(8,299)	(4,390)	(99,976)	(479,270)	148,834	11,023
2,270,994	(182)	59,058	147,788	1,001,824	93,142	295,452

3,623,061	(8,481)	54,668	47,812	522,554	241,976	306,475

$3,872,351	$34,786	$163,749	$118,325	$522,554	$258,383	$306,475

B-5

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	21,557	5,154	6,387
Net asset value per share (NAV)	17.46	33.39	10.14

Total Assets (Shares x NAV)	$376,378	$172,083	$64,766

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$376,378	$172,083	$64,766

Net Assets: Total
Contract value in accumulation period	$376,378	$172,083	$64,766

Net Assets	$376,378	$172,083	$64,766

Total Units Outstanding	13,522	4,484	4,852

Unit Value (Accumulation)	$27.83	$38.37	$13.35

Cost of Shares in Underlying Fund	$387,699	$152,781	$67,073

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

	Invesco V.I. Equity and Income Fund Series I	Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$6,656	$835	$1,455
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	6,656	835	1,455

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(3,170)	755	96
Reinvested realized gain distributions	14,284	14,442	—

Net realized gain/(loss) on investments	11,114	15,197	96
Net change in unrealized appreciation/(depreciation) of investments	22,746	14,597	(2,695)

Net realized and unrealized gain/(loss) from investments	33,860	29,794	(2,599)

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$40,516	$30,629	$(1,144)

See notes to financial statements.

B-6

Investment Options
Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II	Alger Capital Appreciation Portfolio Class S	AB Sustainable Global Thematic Portfolio Class B	LVIP Anerican Century Capital Appreciation Fund Standard Class I

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

14,726	2,074	847	9,180	5,857	8,544	4,040
10.69	17.33	71.60	38.66	102.73	32.80	16.77

$157,425	$35,938	$60,626	$354,886	$601,674	$280,242	$67,735

—	—	—	—	—	—	—

$157,425	$35,938	$60,626	$354,886	$601,674	$280,242	$67,735

$157,425	$35,938	$60,626	$354,886	$601,674	$280,242	$67,735

$157,425	$35,938	$60,626	$354,886	$601,674	$280,242	$67,735

5,112	1,523	1,247	7,981	7,309	7,657	1,431

$30.79	$23.59	$48.60	$44.47	$82.32	$36.60	$47.33

$143,068	$33,938	$47,735	$320,670	$456,920	$296,428	$62,123

Investment Options
Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II	Alger Capital Appreciation Portfolio Class S	AB Sustainable Global Thematic Portfolio Class B	LVIP Anerican Century Capital Appreciation Fund Standard Class I

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$219	$588	$—	$—	$—	$—	$—

—	—	—	—	—	—	—

219	588	—	—	—	—	—

(1,966)	(305)	(1,167)	(62,614)	(3,150)	(2,068)	9,441
4,384	1,437	—	20,771	—	859	4,735

2,418	1,132	(1,167)	(41,843)	(3,150)	(1,209)	14,176
21,642	2,339	15,307	106,150	226,876	19,136	3,003

24,060	3,471	14,140	64,307	223,726	17,927	17,179

$24,279	$4,059	$14,140	$64,307	$223,726	$17,927	$17,179

B-7

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	LVIP American Century Mid Cap Value Fund Standard Class II	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	13,373	601	72,960
Net asset value per share (NAV)	19.66	12.89	15.28

Total Assets (Shares x NAV)	$262,876	$7,752	$1,114,829

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$262,876	$7,752	$1,114,829

Net Assets: Total
Contract value in accumulation period	$262,876	$7,752	$1,114,829

Net Assets	$262,876	$7,752	$1,114,829

Total Units Outstanding	5,801	319	19,812

Unit Value (Accumulation)	$45.32	$24.27	$56.27

Cost of Shares in Underlying Fund	$256,195	$8,087	$955,014

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

	LVIP American Century Mid Cap Value Fund Standard Class II	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$7,804	$164	$19,779
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	7,804	164	19,779

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(30,176)	3,655	19,965
Reinvested realized gain distributions	16,268	1,118	88,609

Net realized gain/(loss) on investments	(13,908)	4,773	108,574
Net change in unrealized appreciation/(depreciation) of investments	40,091	1,588	131,446

Net realized and unrealized gain/(loss) from investments	26,183	6,361	240,020

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$33,987	$6,525	$259,799

See notes to financial statements.

B-8

Investment Options
Davis Real Estate Portfolio	LVIP Macquarie Limited-Term Diversified Income Fund Service Class	LVIP Macquarie Diversified Income Fund Service Class	Macquarie VIP Emerging Markets Series Service Class	Macquarie VIP Small Cap Growth Series Service Class II	Macquarie VIP Mid Cap Growth Series Service Class II	Allspring VT International Equity Fund

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	(1)

167,921	4	25,215	2,224	4,033	42,332	—
14.38	9.25	8.66	22.51	6.57	9.93	—

$2,414,702	$37	$218,365	$50,054	$26,498	$420,354	$—

—	—	—	—	—	—	—

$2,414,702	$37	$218,365	$50,054	$26,498	$420,354	$—

$2,414,702	$37	$218,365	$50,054	$26,498	$420,354	$—

$2,414,702	$37	$218,365	$50,054	$26,498	$420,354	$—

39,195	—	12,420	2,964	735	13,276	—

$61.61	$—	$17.58	$16.89	$36.09	$31.66	$20.06

$2,445,784	$37	$227,115	$46,777	$22,001	$501,831	$—

Investment Options
Davis Real Estate Portfolio	LVIP Macquarie Limited-Term Diversified Income Fund Service Class	LVIP Macquarie Diversified Income Fund Service Class	Macquarie VIP Emerging Markets Series Service Class	Macquarie VIP Small Cap Growth Series Service Class II	Macquarie VIP Mid Cap Growth Series Service Class II	Allspring VT International Equity Fund

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 4/30/2024

$47,748	$1	$9,299	$1,527	$—	$—	$—

—	—	—	—	—	—	—

47,748	1	9,299	1,527	—	—	—

(68,605)	(21,699)	1,152	6,204	438	(4,585)	—
54,485	—	—	—	—	11,913	—

(14,120)	(21,699)	1,152	6,204	438	7,328	—
52,346	24,228	(10,158)	(4,166)	5,449	352	—

38,226	2,529	(9,006)	2,038	5,887	7,680	—

$85,974	$2,530	$293	$3,565	$5,887	$7,680	$—

B-9

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP High Income Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	68,282	9,083	4,031
Net asset value per share (NAV)	25.50	4.47	12.59

Total Assets (Shares x NAV)	$1,741,185	$40,601	$50,754

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,741,185	$40,601	$50,754

Net Assets: Total
Contract value in accumulation period	$1,741,185	$40,601	$50,754

Net Assets	$1,741,185	$40,601	$50,754

Total Units Outstanding	34,001	1,787	2,037

Unit Value (Accumulation)	$51.21	$22.72	$24.92

Cost of Shares in Underlying Fund	$1,571,344	$39,810	$51,810

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP High Income Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$27,605	$2,465	$1,334
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	27,605	2,465	1,334

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	38,998	1,077	(22)
Reinvested realized gain distributions	103,515	—	1,396

Net realized gain/(loss) on investments	142,513	1,077	1,374
Net change in unrealized appreciation/(depreciation) of investments	69,441	1,086	807

Net realized and unrealized gain/(loss) from investments	211,954	2,163	2,181

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$239,559	$4,628	$3,515

See notes to financial statements.

B-10

Investment Options
Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2	Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

4,507	5,302,400	6,980	634	4,294	17,752	22,731
16.27	1.00	569.52	12.48	11.38	13.76	16.39

$73,325	$5,302,400	$3,974,979	$7,909	$48,861	$244,269	$372,559

—	—	—	—	—	—	—

$73,325	$5,302,400	$3,974,979	$7,909	$48,861	$244,269	$372,559

$73,325	$5,302,400	$3,974,979	$7,909	$48,861	$244,269	$372,559

$73,325	$5,302,400	$3,974,979	$7,909	$48,861	$244,269	$372,559

2,565	363,885	91,947	378	4,597	19,015	11,310

$28.59	$14.57	$43.23	$20.93	$10.63	$12.85	$32.94

$67,757	$5,302,400	$2,950,134	$7,925	$50,077	$255,744	$335,775

Investment Options
Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Index 500 Portfolio Initial Class	Templeton Growth VIP Fund Class 2	Templeton Global Bond VIP Fund Class 2	Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$1,664	$267,481	$47,295	$1,072	$—	$1,978	$7,672

—	—	—	—	—	—	—

1,664	267,481	47,295	1,072	—	1,978	7,672

11,554	—	108,615	16,429	(807)	2,297	(45,804)
159	—	2,279	367	—	—	7,979

11,713	—	110,894	16,796	(807)	2,297	(37,825)
(369)	—	631,563	(9,038)	(1,237)	(19,319)	71,304

11,344	—	742,457	7,758	(2,044)	(17,022)	33,479

$13,008	$267,481	$789,752	$8,830	$(2,044)	$(15,044)	$41,151

B-11

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	15,578	2	5,637
Net asset value per share (NAV)	14.32	11.15	12.35

Total Assets (Shares x NAV)	$223,081	$19	$69,621

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$223,081	$19	$69,621

Net Assets: Total
Contract value in accumulation period	$223,081	$19	$69,621

Net Assets	$223,081	$19	$69,621

Total Units Outstanding	5,858	—	2,177

Unit Value (Accumulation)	$38.08	$—	$31.97

Cost of Shares in Underlying Fund	$197,767	$18	$59,384

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

	Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$3,374	$—	$1,015
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	3,374	—	1,015

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(9,349)	5,968	101
Reinvested realized gain distributions	8,339	—	1,396

Net realized gain/(loss) on investments	(1,010)	5,968	1,497
Net change in unrealized appreciation/(depreciation) of investments	38,837	578	5,370

Net realized and unrealized gain/(loss) from investments	37,827	6,546	6,867

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$41,201	$6,546	$7,882

See notes to financial statements.

B-12

Investment Options
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

2,424	44,872	82,039	31,861	36,524	5,562	2,809
10.34	84.18	57.38	59.40	72.60	56.44	17.68

$25,067	$3,777,296	$4,707,384	$1,892,530	$2,651,621	$313,891	$49,660

—	—	—	—	—	—	—

$25,067	$3,777,296	$4,707,384	$1,892,530	$2,651,621	$313,891	$49,660

$25,067	$3,777,296	$4,707,384	$1,892,530	$2,651,621	$313,891	$49,660

$25,067	$3,777,296	$4,707,384	$1,892,530	$2,651,621	$313,891	$49,660

1,223	89,350	57,396	37,369	91,563	4,792	1,481

$20.48	$42.28	$82.02	$50.65	$28.96	$65.50	$33.54

$24,210	$3,306,278	$3,571,904	$1,161,304	$1,919,178	$236,459	$48,965

Investment Options
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	Janus Henderson Enterprise Portfolio Institutional Shares	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares	Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$541	$26,744	$4,689	$525	$19,169	$—	$273

—	—	—	—	—	—	—

541	26,744	4,689	525	19,169	—	273

1,619	84,396	56,235	47,463	63,144	49,173	2,942
157	142,423	244,747	49,905	80,736	12,608	2,014

1,776	226,819	300,982	97,368	143,880	61,781	4,956
(589)	262,362	747,969	411,907	353,756	51,593	(1,468)

1,187	489,181	1,048,951	509,275	497,636	113,374	3,488

$1,728	$515,925	$1,053,640	$509,800	$516,805	$113,374	$3,761

B-13

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Series Initial Class

	12/31/2024	12/31/2024	12/31/2024

Assets:
Shares owned in underlying fund	—	567	29,251
Net asset value per share (NAV)	54.39	69.97	73.31

Total Assets (Shares x NAV)	$1	$39,665	$2,144,402

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1	$39,665	$2,144,402

Net Assets: Total
Contract value in accumulation period	$1	$39,665	$2,144,402

Net Assets	$1	$39,665	$2,144,402

Total Units Outstanding	—	966	39,780

Unit Value (Accumulation)	$—	$41.07	$53.91

Cost of Shares in Underlying Fund	$1	$34,672	$1,623,244

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Series Initial Class

	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$871	$401	$—
Expenses:
Mortality expense risk and administrative charges	—	—	—

Net investment income/(expense)	871	401	—

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	15,875	11,443	41,511
Reinvested realized gain distributions	—	2,664	153,340

Net realized gain/(loss) on investments	15,875	14,107	194,851
Net change in unrealized appreciation/(depreciation) of investments	(2,211)	(101)	325,521

Net realized and unrealized gain/(loss) from investments	13,664	14,006	520,372

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$14,535	$14,407	$520,372

See notes to financial statements.

B-14

Investment Options
MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class	MFS Research Series Service Class	MFS Investors Trust Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	ClearBridge Variable Appreciation Portfolio Class II

12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

104,007	142,905	223	1,285	20,822	19,787	—
13.81	23.27	34.81	38.89	11.51	9.04	—

$1,436,342	$3,325,404	$7,778	$49,966	$239,658	$178,876	$—

—	—	—	—	—	—	—

$1,436,342	$3,325,404	$7,778	$49,966	$239,658	$178,876	$—

$1,436,342	$3,325,404	$7,778	$49,966	$239,658	$178,876	$—

$1,436,342	$3,325,404	$7,778	$49,966	$239,658	$178,876	$—

29,288	73,251	148	1,429	15,332	12,138	—

$49.04	$45.40	$52.60	$34.97	$15.63	$14.74	$—

$1,757,806	$3,428,548	$7,710	$47,659	$242,129	$181,244	$—

Investment Options
MFS New Discovery Series Initial Class	MFS Total Return Series Initial Class	MFS Research Series Service Class	MFS Investors Trust Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	ClearBridge Variable Appreciation Portfolio Class II

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$—	$80,377	$14	$193	$3,991	$8,634	$11

—	—	—	—	—	—	—

—	80,377	14	193	3,991	8,634	11

(99,518)	5,320	248	731	(7,375)	(16,747)	8,853
—	155,603	225	3,020	—	—	197

(99,518)	160,923	473	3,751	(7,375)	(16,747)	9,050
193,158	4,093	(15)	2,819	4,906	14,998	(3,095)

93,640	165,016	458	6,570	(2,469)	(1,749)	5,955

$93,640	$245,393	$472	$6,763	$1,522	$6,885	$5,966

B-15

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

ClearBridge Variable Mid Cap Portfolio Class II

12/31/2024

Assets:
Shares owned in underlying fund	—
Net asset value per share (NAV)	—

Total Assets (Shares x NAV)	$—

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—

Net Assets	$—

Net Assets: Total
Contract value in accumulation period	$—

Net Assets	$—

Total Units Outstanding	—

Unit Value (Accumulation)	$—

Cost of Shares in Underlying Fund	$—

(1)Portfolio liquidated as of April 30, 2024 STATEMENTS OF OPERATIONS

ClearBridge Variable Mid Cap Portfolio Class II

1/1/2024 to 12/31/2024

2024 Investment Income
Income:
Reinvested dividends	$—
Expenses:
Mortality expense risk and administrative charges	—

Net investment income/(expense)	—

2024 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,016
Reinvested realized gain distributions	—

Net realized gain/(loss) on investments	1,016
Net change in unrealized appreciation/(depreciation) of investments	1,512

Net realized and unrealized gain/(loss) from investments	2,528

2024 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,528

See notes to financial statements.

B-16

Investment Options
Putnam VT Core Equity Fund Core-IB	Pioneer Equity Income VCT Portfolio Class II

12/31/2024	12/31/2024

1,866	7,113
22.41	13.32

$41,828	$94,750

—	—

$41,828	$94,750

$41,828	$94,750

$41,828	$94,750

1,197	3,587

$34.96	$26.41

$33,049	$105,757

Investment Options
Putnam VT Core Equity Fund Core-IB	Pioneer Equity Income VCT Portfolio Class II

1/1/2024 to 12/31/2024	1/1/2024 to 12/31/2024

$200	$1,712

—	—

200	1,712

227	421
1,827	15,396

2,054	15,817
5,763	(8,751)

7,817	7,066

$8,017	$8,778

B-17

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Integrated Research VIP Fund	Guardian Large Cap Disciplined Growth VIP Fund	Guardian Total Return Bond VIP Fund

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$—
Net realized gain/(loss) from sale of investments	16,585	9,172	(123)
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	437,098	1,044,426	3,330

Net increase/(decrease) resulting from operations	453,683	1,053,598	3,207

2023 Policy Transactions
Net policy purchase payments	109,980	292,171	—
Transfers on account of death, surrenders and withdrawals	(78,566)	(44,821)	(1,474)
Transfers of policy loans	(13,685)	(15,796)	—
Transfers of cost of insurance and policy fees	(65,826)	(110,894)	(591)
Transfers between investment divisions, net	(180,249)	87,052	6,159
Transfers–other	(1,142)	414	15

Net increase/(decrease) from policy transactions	(229,488)	208,126	4,109

Total Increase/(Decrease) in Net Assets	224,195	1,261,724	7,316
Net Assets at December 31, 2022	1,955,173	2,431,536	59,366

Net Assets at December 31, 2023	$2,179,368	$3,693,260	$66,682

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$—
Net realized gain/(loss) from sale of investments	35,253	110,621	4,840
Reinvested realized gain distributions	—	—	—
Net change in unrealized appreciation/(depreciation) of investments	518,743	972,146	(778)

Net increase/(decrease) resulting from operations	553,996	1,082,767	4,062

2024 Policy Transactions
Net policy purchase payments	78,648	243,621	—
Transfers on account of death, surrenders and withdrawals	(59,199)	(116,335)	—
Transfers of policy loans	(14,612)	1,964	—
Transfers of cost of insurance and policy fees	(62,733)	(130,224)	(518)
Transfers between investment divisions, net	(29,105)	251,808	(41,125)
Transfers–other	171	1,752	(4)

Net increase/(decrease) from policy transactions	(86,830)	252,586	(41,647)

Total Increase/(Decrease) in Net Assets	467,166	1,335,353	(37,585)
Net Assets at December 31, 2023	2,179,368	3,693,260	66,682

Net Assets at December 31, 2024	$2,646,534	$5,028,613	$29,097

See notes to financial statements.

B-18

Investment Options
Guardian Small Cap Core VIP Fund	Guardian All Cap Core VIP Fund	Guardian Select Mid Cap Core VIP Fund	Guardian Small Mid Cap Core VIP Fund	Guardian Strategic Large Cap Core VIP Fund	Guardian Core Fixed Income VIP Fund	Guardian Short Duration Bond VIP Fund

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$—	$—	$—	$—	$—	$—	$—
(384)	10,213	(3,528)	153	5,917	(5,457)	(1,639)
—	—	—	—	—	—	—
73,773	145,196	966,324	15,590	264,340	115,354	37,366

73,389	155,409	962,796	15,743	270,257	109,897	35,727

56,170	14,195	353,735	19,670	43,160	160,956	124,162
—	(99,932)	(286,058)	—	(17,482)	(147,712)	(40,861)
958	(198)	(90,006)	(8)	(21,413)	13,764	19,452
(22,087)	(12,319)	(313,694)	(9,142)	(34,228)	(81,968)	(103,800)
63,253	140,642	(112,553)	—	—	(8,619)	(5,492)
(561)	3,610	(3,821)	—	397	(5)	354

97,733	45,998	(452,397)	10,520	(29,566)	(63,584)	(6,185)

171,122	201,407	510,399	26,263	240,691	46,313	29,542
381,617	675,156	6,233,971	92,677	1,354,741	2,043,861	872,541

$552,739	$876,563	$6,744,370	$118,940	$1,595,432	$2,090,174	$902,083

$—	$—	$—	$—	$—	$—	$—
17,575	8,851	115,927	1,441	15,924	5,054	9,789
—	—	—	—	—	—	—
20,135	166,068	696,441	5,801	293,469	21,642	25,307

37,710	174,919	812,368	7,242	309,393	26,696	35,096

57,465	14,315	337,186	22,227	39,208	143,020	83,317
(46,583)	(16,053)	(437,592)	(3,407)	—	(153,295)	(54,698)
(398)	(10,410)	(62,331)	(7)	(10,874)	(5,470)	(126,722)
(20,963)	(11,178)	(295,850)	(9,198)	(36,354)	(81,483)	(111,702)
(139,109)	—	19,489	—	(25,781)	755,821	2,907
(513)	181	(910)	44	404	(504)	(28)

(150,101)	(23,145)	(440,008)	9,659	(33,397)	658,089	(206,926)

(112,391)	151,774	372,360	16,901	275,996	684,785	(171,830)
552,739	876,563	6,744,370	118,940	1,595,432	2,090,174	902,083

$440,348	$1,028,337	$7,116,730	$135,841	$1,871,428	$2,774,959	$730,253

B-19

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Guardian Balanced Allocation VIP Fund	Guardian Equity Income VIP Fund

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	2,338	30,670
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	377,191	854,958

Net increase/(decrease) resulting from operations	379,529	885,628

2023 Policy Transactions
Net policy purchase payments	99,827	472,709
Transfers on account of death, surrenders and withdrawals	(68,163)	(350,492)
Transfers of policy loans	(10,315)	(130,704)
Transfers of cost of insurance and policy fees	(73,597)	(418,012)
Transfers between investment divisions, net	103,537	(85,870)
Transfers–other	704	(162)

Net increase/(decrease) from policy transactions	51,993	(512,531)

Total Increase/(Decrease) in Net Assets	431,522	373,097
Net Assets at December 31, 2022	2,141,019	12,507,215

Net Assets at December 31, 2023	$2,572,541	$12,880,312

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	29,799	128,293
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	327,949	1,159,291

Net increase/(decrease) resulting from operations	357,748	1,287,584

2024 Policy Transactions
Net policy purchase payments	91,996	416,111
Transfers on account of death, surrenders and withdrawals	(77,276)	(412,966)
Transfers of policy loans	38,207	160,210
Transfers of cost of insurance and policy fees	(65,549)	(373,700)
Transfers between investment divisions, net	(16,949)	(13,583)
Transfers–other	324	(2,267)

Net increase/(decrease) from policy transactions	(29,247)	(226,195)

Total Increase/(Decrease) in Net Assets	328,501	1,061,389
Net Assets at December 31, 2023	2,572,541	12,880,312

Net Assets at December 31, 2024	$2,901,042	$13,941,701

See notes to financial statements.

B-20

Investment Options
Victory RS Large Cap Alpha VIP Series	Victory 500 Index VIP Series	Victory High Yield VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	Gabelli Capital Asset Fund

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$85,567	$198,590	$33,208	$81,939	$78,052	$—	$11,421
(39,907)	(139,284)	(8,371)	(14,842)	(142,753)	(510,623)	(37,747)
490,815	1,191,406	—	—	—	—	239,584
298,157	2,110,164	18,914	461,348	303,140	1,304,845	41,528

834,632	3,360,876	43,751	528,445	238,439	794,222	254,786

294,584	238,429	27,474	275,260	211,846	298,383	93,172
(247,956)	(282,305)	(20,679)	(222,004)	(103,596)	(192,257)	(12,735)
(87,424)	(27,688)	21,933	(26,190)	(10,178)	(19,246)	(30,494)
(349,533)	(461,379)	(14,146)	(87,475)	(76,429)	(165,313)	(136,487)
(4,692)	198,612	(31,630)	(10,651)	31,514	(80,924)	24,608
225	(1,258)	40	(746)	198	(1,047)	158

(394,796)	(335,589)	(17,008)	(71,806)	53,355	(160,404)	(61,778)

439,836	3,025,287	26,743	456,639	291,794	633,818	193,008
6,422,843	12,589,921	398,903	2,688,703	2,147,272	4,028,445	2,197,112

$6,862,679	$15,615,208	$425,646	$3,145,342	$2,439,066	$4,662,263	$2,390,120

$104,301	$249,290	$43,267	$109,081	$70,513	$—	$16,407
(94,367)	(227,695)	(8,299)	(4,390)	(99,976)	(479,270)	(102,714)
284,147	1,579,762	—	—	—	—	251,548
1,120,374	2,270,994	(182)	59,058	147,788	1,001,824	93,142

1,414,455	3,872,351	34,786	163,749	118,325	522,554	258,383

344,559	205,150	28,142	171,372	219,313	261,757	83,349
(577,326)	(561,284)	(29,729)	(286,610)	(125,967)	(430,299)	(141,588)
212,249	(305,052)	4,524	129,386	16,275	(29,040)	(12,097)
(340,076)	(498,416)	(13,810)	(96,660)	(68,895)	(156,243)	(141,350)
11,387	889,634	14,769	439,136	(149,135)	(100,963)	(11,172)
(71)	9,568	399	(1,041)	(1,262)	(4,149)	(973)

(349,278)	(260,400)	4,295	355,583	(109,671)	(458,937)	(223,831)

1,065,177	3,611,951	39,081	519,332	8,654	63,617	34,552
6,862,679	15,615,208	425,646	3,145,342	2,439,066	4,662,263	2,390,120

$7,927,856	$19,227,159	$464,727	$3,664,674	$2,447,720	$4,725,880	$2,424,672

B-21

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Invesco V.I. American Franchise Fund Series I	Invesco V.I. Equity and Income Fund Series I

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$5,742
Net realized gain/(loss) from sale of investments	(1,564)	(2,870)
Reinvested realized gain distributions	17,130	15,037
Net change in unrealized appreciation/(depreciation) of investments	239,091	12,263

Net increase/(decrease) resulting from operations	254,657	30,172

2023 Policy Transactions
Net policy purchase payments	24,715	18,603
Transfers on account of death, surrenders and withdrawals	—	(5,047)
Transfers of policy loans	1,120	(2,162)
Transfers of cost of insurance and policy fees	(25,341)	(13,956)
Transfers between investment divisions, net	24,608	24,830
Transfers–other	115	(3)

Net increase/(decrease) from policy transactions	25,217	22,265

Total Increase/(Decrease) in Net Assets	279,874	52,437
Net Assets at December 31, 2022	621,124	277,536

Net Assets at December 31, 2023	$900,998	$329,973

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$6,656
Net realized gain/(loss) from sale of investments	11,023	(3,170)
Reinvested realized gain distributions	—	14,284
Net change in unrealized appreciation/(depreciation) of investments	295,452	22,746

Net increase/(decrease) resulting from operations	306,475	40,516

2024 Policy Transactions
Net policy purchase payments	21,607	20,795
Transfers on account of death, surrenders and withdrawals	(25,512)	(12,181)
Transfers of policy loans	(19,230)	10,285
Transfers of cost of insurance and policy fees	(26,476)	(13,549)
Transfers between investment divisions, net	—	549
Transfers–other	133	(10)

Net increase/(decrease) from policy transactions	(49,478)	5,889

Total Increase/(Decrease) in Net Assets	256,997	46,405
Net Assets at December 31, 2023	900,998	329,973

Net Assets at December 31, 2024	$1,157,995	$376,378

See notes to financial statements.

B-22

Investment Options
Invesco V.I. Core Equity Fund Series II	Invesco V.I. Government Securities Fund Series II	Invesco V.I. Main Street Mid Cap Fund Series II	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Global Fund Series II	Alger Capital Appreciation Portfolio Class S

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$352	$444	$57	$181	$—	$—	$—
(3,850)	(310)	(82)	(1,333)	(394)	(10,015)	(1,438)
1,748	—	—	550	300	52,541	—
13,480	1,630	18,805	1,528	4,497	84,018	184,613

11,730	1,764	18,780	926	4,403	126,544	183,175

9,764	—	7,259	2,055	2,613	—	6,929
—	(135)	(1,420)	—	—	—	—
(4,400)	—	—	(3,280)	—	930	1,321
(5,626)	(176)	(666)	(1,298)	(586)	(3,309)	(6,469)
44,715	(29,165)	53,437	24,480	24,480	(17,073)	—
—	—	(57)	635	376	412	(30)

44,453	(29,476)	58,553	22,592	26,883	(19,040)	1,751

56,183	(27,712)	77,333	23,518	31,286	107,504	184,926
21,604	52,863	100,036	9,687	8,705	383,885	428,103

$77,787	$25,151	$177,369	$33,205	$39,991	$491,389	$613,029

$835	$1,455	$219	$588	$—	$—	$—
755	96	(1,966)	(305)	(1,167)	(62,614)	(3,150)
14,442	—	4,384	1,437	—	20,771	—
14,597	(2,695)	21,642	2,339	15,307	106,150	226,876

30,629	(1,144)	24,279	4,059	14,140	64,307	223,726

9,803	—	13,257	2,903	8,919	4,095	18,570
(3,423)	—	—	(2,244)	(293)	—	(32,847)
(1)	—	—	(34)	—	(159)	(242)
(11,369)	(112)	(2,027)	(1,954)	(2,137)	(3,033)	(6,308)
68,704	40,883	(55,376)	—	—	(200,810)	(214,020)
(47)	(12)	(77)	3	6	(903)	(234)

63,667	40,759	(44,223)	(1,326)	6,495	(200,810)	(235,081)

94,296	39,615	(19,944)	2,733	20,635	(136,503)	(11,355)
77,787	25,151	177,369	33,205	39,991	491,389	613,029

$172,083	$64,766	$157,425	$35,938	$60,626	$354,886	$601,674

B-23

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	AB Sustainable Global Thematic Portfolio Class B	LVIP Anerican Century Capital Appreciation Fund Standard Class I

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$79	$—
Net realized gain/(loss) from sale of investments	(2,737)	(481)
Reinvested realized gain distributions	17,123	106
Net change in unrealized appreciation/(depreciation) of investments	22,396	15,015

Net increase/(decrease) resulting from operations	36,861	14,640

2023 Policy Transactions
Net policy purchase payments	2,836	—
Transfers on account of death, surrenders and withdrawals	(25,429)	—
Transfers of policy loans	402	(22)
Transfers of cost of insurance and policy fees	(3,877)	(1,039)
Transfers between investment divisions, net	29,926	38,295
Transfers–other	(473)	(267)

Net increase/(decrease) from policy transactions	3,385	36,967

Total Increase/(Decrease) in Net Assets	40,246	51,607
Net Assets at December 31, 2022	223,756	52,099

Net Assets at December 31, 2023	$264,002	$103,706

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	(2,068)	9,441
Reinvested realized gain distributions	859	4,735
Net change in unrealized appreciation/(depreciation) of investments	19,136	3,003

Net increase/(decrease) resulting from operations	17,927	17,179

2024 Policy Transactions
Net policy purchase payments	2,739	—
Transfers on account of death, surrenders and withdrawals	—	(3,728)
Transfers of policy loans	332	—
Transfers of cost of insurance and policy fees	(3,873)	(968)
Transfers between investment divisions, net	(871)	(47,512)
Transfers–other	(14)	(942)

Net increase/(decrease) from policy transactions	(1,687)	(53,150)

Total Increase/(Decrease) in Net Assets	16,240	(35,971)
Net Assets at December 31, 2023	264,002	103,706

Net Assets at December 31, 2024	$280,242	$67,735

See notes to financial statements.

B-24

Investment Options
LVIP American Century Mid Cap Value Fund Standard Class II	BlackRock Global Allocation V.I. Fund Class III	Davis Financial Portfolio	Davis Real Estate Portfolio	LVIP Macquarie Limited-Term Diversified Income Fund Service Class	LVIP Macquarie Diversified Income Fund Service Class	Macquarie VIP Emerging Markets Series Service Class

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$5,606	$1,464	$17,777	$63,721	$14,205	$948	$1,383
(2,719)	(4,123)	(2,114)	(84,576)	(367)	22,743	(13)
25,628	—	35,745	—	—	—	—
(12,717)	9,725	65,282	240,761	5,955	5,688	9,962

15,798	7,066	116,690	219,906	19,793	29,379	11,332

—	10,233	47,096	100,613	—	—	—
—	—	(41,996)	(91,908)	—	—	—
823	—	19,890	(23,896)	—	—	638
(1,876)	(8,587)	(53,306)	(109,486)	(6,992)	(3,365)	(862)
76,155	(9,316)	10,972	(21,737)	—	(20,141)	39,815
(222)	(73)	(681)	732	—	(3,166)	317

74,880	(7,743)	(18,025)	(145,682)	(6,992)	(26,672)	39,908

90,678	(677)	98,665	74,224	12,801	2,707	51,240
185,871	61,203	784,032	2,537,619	427,181	23,096	71,091

$276,549	$60,526	$882,697	$2,611,843	$439,982	$25,803	$122,331

$7,804	$164	$19,779	$47,748	$1	$9,299	$1,527
(30,176)	3,655	19,965	(68,605)	(21,699)	1,152	6,204
16,268	1,118	88,609	54,485	—	—	—
40,091	1,588	131,446	52,346	24,228	(10,158)	(4,166)

33,987	6,525	259,799	85,974	2,530	293	3,565

3,640	10,370	57,541	116,395	—	—	2,730
—	(47,119)	—	(52,961)	(557,341)	(5,197)	—
(122)	—	1,006	10,701	—	—	(13)
(5,601)	(7,706)	(64,283)	(86,919)	(1,519)	(7,400)	(354)
(44,666)	(14,773)	(22,170)	(274,033)	116,385	205,121	(78,134)
(911)	(71)	239	3,702	—	(255)	(71)

(47,660)	(59,299)	(27,667)	(283,115)	(442,475)	192,269	(75,842)

(13,673)	(52,774)	232,132	(197,141)	(439,945)	192,562	(72,277)
276,549	60,526	882,697	2,611,843	439,982	25,803	122,331

$262,876	$7,752	$1,114,829	$2,414,702	$37	$218,365	$50,054

B-25

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Macquarie VIP Small Cap Growth Series Service Class II	Macquarie VIP Mid Cap Growth Series Service Class II

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	(3,642)	(2,765)
Reinvested realized gain distributions	5,673	39,909
Net change in unrealized appreciation/(depreciation) of investments	1,467	17,302

Net increase/(decrease) resulting from operations	3,498	54,446

2023 Policy Transactions
Net policy purchase payments	—	63,190
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	—	—
Transfers of cost of insurance and policy fees	(401)	(21,537)
Transfers between investment divisions, net	20,209	44,715
Transfers–other	(416)	—

Net increase/(decrease) from policy transactions	19,392	86,368

Total Increase/(Decrease) in Net Assets	22,890	140,814
Net Assets at December 31, 2022	18,192	239,541

Net Assets at December 31, 2023	$41,082	$380,355

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—
Net realized gain/(loss) from sale of investments	438	(4,585)
Reinvested realized gain distributions	—	11,913
Net change in unrealized appreciation/(depreciation) of investments	5,449	352

Net increase/(decrease) resulting from operations	5,887	7,680

2024 Policy Transactions
Net policy purchase payments	—	58,742
Transfers on account of death, surrenders and withdrawals	—	(3,096)
Transfers of policy loans	—	(282)
Transfers of cost of insurance and policy fees	(454)	(23,084)
Transfers between investment divisions, net	(19,859)	—
Transfers–other	(158)	39

Net increase/(decrease) from policy transactions	(20,471)	32,319

Total Increase/(Decrease) in Net Assets	(14,584)	39,999
Net Assets at December 31, 2023	41,082	380,355

Net Assets at December 31, 2024	$26,498	$420,354

See notes to financial statements.

B-26

Investment Options
Allspring VT International Equity Fund	Fidelity VIP Equity -Income Portfolio Service Class 2	Fidelity VIP High Income Portfolio Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2	Fidelity VIP Index 500 Portfolio Initial Class

1/1/2023 to 4/30/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$—	$26,460	$2,974	$1,345	$3,350	$276,357	$40,988
—	51,557	(4,093)	(38)	(2,203)	—	122,125
—	45,405	—	308	—	—	21,916
—	32,800	6,553	2,847	21,318	—	447,364

—	156,222	5,434	4,462	22,465	276,357	632,393

—	56,779	—	—	—	483,309	730,163
—	(124,023)	(135)	—	—	(296,037)	(78,227)
—	(8,758)	—	—	2,451	7,336	(39,617)
—	(63,930)	(362)	(249)	(1,431)	(227,781)	(216,753)
—	(26,706)	(26,565)	14,386	(123,592)	(259,482)	22,387
—	419	14	—	2,600	(1,178)	(455)

—	(166,219)	(27,048)	14,137	(119,972)	(293,833)	417,498

—	(9,997)	(21,614)	18,599	(97,507)	(17,476)	1,049,891
—	1,594,594	75,464	28,936	202,852	6,529,571	2,173,707

$—	$1,584,597	$53,850	$47,535	$105,345	$6,512,095	$3,223,598

$—	$27,605	$2,465	$1,334	$1,664	$267,481	$47,295
—	38,998	1,077	(22)	11,554	—	108,615
—	103,515	—	1,396	159	—	2,279
—	69,441	1,086	807	(369)	—	631,563

—	239,559	4,628	3,515	13,008	267,481	789,752

—	51,955	—	—	9,555	152,697	363,192
—	(98,785)	—	—	—	(516,782)	(232,397)
—	23,755	—	—	—	(3,668)	(42,569)
—	(60,139)	(263)	(296)	(611)	(176,396)	(202,831)
—	—	(17,487)	—	(53,300)	(932,594)	77,367
—	243	(127)	—	(672)	(433)	(1,133)

—	(82,971)	(17,877)	(296)	(45,028)	(1,477,176)	(38,371)

—	156,588	(13,249)	3,219	(32,020)	(1,209,695)	751,381
—	1,584,597	53,850	47,535	105,345	6,512,095	3,223,598

$—	$1,741,185	$40,601	$50,754	$73,325	$5,302,400	$3,974,979

B-27

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Templeton Growth VIP Fund Class 2	Templeton Global Bond VIP Fund Class 2

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$2,530	$—
Net realized gain/(loss) from sale of investments	551	(2,375)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	11,946	2,588

Net increase/(decrease) resulting from operations	15,027	213

2023 Policy Transactions
Net policy purchase payments	7,675	—
Transfers on account of death, surrenders and withdrawals	—	—
Transfers of policy loans	207	233
Transfers of cost of insurance and policy fees	(488)	(1,470)
Transfers between investment divisions, net	(9,491)	(39,365)
Transfers–other	51	(18)

Net increase/(decrease) from policy transactions	(2,046)	(40,620)

Total Increase/(Decrease) in Net Assets	12,981	(40,407)
Net Assets at December 31, 2022	72,250	53,218

Net Assets at December 31, 2023	$85,231	$12,811

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$1,072	$—
Net realized gain/(loss) from sale of investments	16,429	(807)
Reinvested realized gain distributions	367	—
Net change in unrealized appreciation/(depreciation) of investments	(9,038)	(1,237)

Net increase/(decrease) resulting from operations	8,830	(2,044)

2024 Policy Transactions
Net policy purchase payments	8,687	910
Transfers on account of death, surrenders and withdrawals	—	(19,403)
Transfers of policy loans	(58)	—
Transfers of cost of insurance and policy fees	(370)	(246)
Transfers between investment divisions, net	(93,546)	57,094
Transfers–other	(865)	(261)

Net increase/(decrease) from policy transactions	(86,152)	38,094

Total Increase/(Decrease) in Net Assets	(77,322)	36,050
Net Assets at December 31, 2023	85,231	12,811

Net Assets at December 31, 2024	$7,909	$48,861

See notes to financial statements.

B-28

Investment Options
Templeton Foreign VIP Fund Class 2	Franklin Mutual Shares VIP Fund Class 2	Franklin Small Cap Value VIP Fund Class 2	Morningstar Balanced ETF Asset Allocation Portfolio Class II	Morningstar Growth ETF Asset Allocation Portfolio Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	Janus Henderson Enterprise Portfolio Institutional Shares

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$969	$7,519	$1,168	$1,093	$1,069	$494	$5,291
1,133	(3,631)	(5,061)	(3,179)	89	(197)	62,477
—	34,607	12,665	1,273	1,384	230	233,870
8,622	16,699	20,899	7,536	5,995	1,450	239,437

10,724	55,194	29,671	6,723	8,537	1,977	541,075

4,308	—	1,650	—	—	—	73,372
(12,847)	—	(3,104)	—	(3,139)	—	(116,215)
206	—	—	—	—	—	(50,004)
(1,851)	(6,240)	(1,907)	(320)	(785)	(259)	(75,844)
101,985	78,287	47,394	3,738	833	22,413	(153,708)
(835)	(242)	(618)	(311)	(5)	(44)	(2,261)

90,966	71,805	43,415	3,107	(3,096)	22,110	(324,660)

101,690	126,999	73,086	9,830	5,441	24,087	216,415
25,573	361,626	201,381	47,773	57,032	19	3,275,946

$127,263	$488,625	$274,467	$57,603	$62,473	$24,106	$3,492,361

$1,978	$7,672	$3,374	$—	$1,015	$541	$26,744
2,297	(45,804)	(9,349)	5,968	101	1,619	84,396
—	7,979	8,339	—	1,396	157	142,423
(19,319)	71,304	38,837	578	5,370	(589)	262,362

(15,044)	41,151	41,201	6,546	7,882	1,728	515,925

6,209	—	3,013	—	—	—	62,906
(4,721)	(20,400)	—	—	—	—	(208,222)
—	—	—	—	—	—	3
(2,231)	(5,803)	(2,038)	(199)	(734)	(1,379)	(62,612)
128,978	(130,733)	(91,125)	(63,335)	—	564	(23,304)
3,815	(281)	(2,437)	(596)	—	48	239

132,050	(157,217)	(92,587)	(64,130)	(734)	(767)	(230,990)

117,006	(116,066)	(51,386)	(57,584)	7,148	961	284,935
127,263	488,625	274,467	57,603	62,473	24,106	3,492,361

$244,269	$372,559	$223,081	$19	$69,621	$25,067	$3,777,296

B-29

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Forty Portfolio Institutional Shares	Janus Henderson Research Portfolio Institutional Shares

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$6,435	$1,814
Net realized gain/(loss) from sale of investments	139,438	12,711
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	1,013,700	433,005

Net increase/(decrease) resulting from operations	1,159,573	447,530

2023 Policy Transactions
Net policy purchase payments	89,352	33,055
Transfers on account of death, surrenders and withdrawals	(257,508)	(34,941)
Transfers of policy loans	(12,521)	2,023
Transfers of cost of insurance and policy fees	(110,212)	(31,248)
Transfers between investment divisions, net	(146,873)	(20,819)
Transfers–other	(4,451)	2

Net increase/(decrease) from policy transactions	(442,213)	(51,928)

Total Increase/(Decrease) in Net Assets	717,360	395,602
Net Assets at December 31, 2022	3,023,119	1,066,784

Net Assets at December 31, 2023	$3,740,479	$1,462,386

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,689	$525
Net realized gain/(loss) from sale of investments	56,235	47,463
Reinvested realized gain distributions	244,747	49,905
Net change in unrealized appreciation/(depreciation) of investments	747,969	411,907

Net increase/(decrease) resulting from operations	1,053,640	509,800

2024 Policy Transactions
Net policy purchase payments	84,576	35,170
Transfers on account of death, surrenders and withdrawals	(54,909)	—
Transfers of policy loans	(5,264)	(78,282)
Transfers of cost of insurance and policy fees	(84,121)	(36,536)
Transfers between investment divisions, net	(27,325)	—
Transfers–other	308	(8)

Net increase/(decrease) from policy transactions	(86,735)	(79,656)

Total Increase/(Decrease) in Net Assets	966,905	430,144
Net Assets at December 31, 2023	3,740,479	1,462,386

Net Assets at December 31, 2024	$4,707,384	$1,892,530

See notes to financial statements.

B-30

Investment Options
Janus Henderson Global Research Portfolio Institutional Shares	Janus Henderson Research Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Series Initial Class	MFS New Discovery Series Initial Class

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$18,501	$70	$181	$1,126	$235	$—	$—
19,094	(576)	(406)	(56)	274	31,901	(134,499)
55,263	—	266	—	893	114,303	—
371,541	56,803	3,170	6,966	5,796	295,943	327,102

464,399	56,297	3,211	8,036	7,198	442,147	192,603

80,122	8,012	8,954	—	—	39,507	75,266
(34,472)	—	(139)	—	(1,635)	(66,189)	(29,099)
19,067	(303)	—	—	—	(11,239)	(58,725)
(60,378)	(3,140)	(813)	(366)	(402)	(32,003)	(44,935)
21,841	193,830	(34,978)	37,209	(937)	24,608	(9,561)
103	1,786	(437)	276	(2)	227	(261)

26,283	200,185	(27,413)	37,119	(2,976)	(45,089)	(67,315)

490,682	256,482	(24,202)	45,155	4,222	397,058	125,288
1,732,037	90,429	53,421	31,375	28,312	1,275,852	1,381,239

$2,222,719	$346,911	$29,219	$76,530	$32,534	$1,672,910	$1,506,527

$19,169	$—	$273	$871	$401	$—	$—
63,144	49,173	2,942	15,875	11,443	41,511	(99,518)
80,736	12,608	2,014	—	2,664	153,340	—
353,756	51,593	(1,468)	(2,211)	(101)	325,521	193,158

516,805	113,374	3,761	14,535	14,407	520,372	93,640

82,113	18,742	9,073	—	—	36,271	56,759
(116,973)	—	(2,695)	—	—	(42,038)	(134,215)
1,008	(3)	—	—	—	(15,912)	(18,380)
(50,677)	(6,361)	(803)	(340)	(538)	(33,800)	(33,623)
(3,457)	(157,183)	11,754	(90,324)	(6,151)	6,207	(33,799)
83	(1,589)	(649)	(400)	(587)	392	(567)

(87,903)	(146,394)	16,680	(91,064)	(7,276)	(48,880)	(163,825)

428,902	(33,020)	20,441	(76,529)	7,131	471,492	(70,185)
2,222,719	346,911	29,219	76,530	32,534	1,672,910	1,506,527

$2,651,621	$313,891	$49,660	$1	$39,665	$2,144,402	$1,436,342

B-31

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

	MFS Total Return Series Initial Class	MFS Research Series Service Class

	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

2023 Increase/(Decrease) from Operations
Net investment income/(expense)	$67,404	$1
Net realized gain/(loss) from sale of investments	(19,969)	22
Reinvested realized gain distributions	140,383	17
Net change in unrealized appreciation/(depreciation) of investments	118,283	77

Net increase/(decrease) resulting from operations	306,101	117

2023 Policy Transactions
Net policy purchase payments	153,591	1,204
Transfers on account of death, surrenders and withdrawals	(154,440)	—
Transfers of policy loans	(52,826)	—
Transfers of cost of insurance and policy fees	(166,959)	(405)
Transfers between investment divisions, net	(171,933)	—
Transfers–other	(1,668)	—

Net increase/(decrease) from policy transactions	(394,235)	799

Total Increase/(Decrease) in Net Assets	(88,134)	916
Net Assets at December 31, 2022	3,267,508	305

Net Assets at December 31, 2023	$3,179,374	$1,221

2024 Increase/(Decrease) from Operations
Net investment income/(expense)	$80,377	$14
Net realized gain/(loss) from sale of investments	5,320	248
Reinvested realized gain distributions	155,603	225
Net change in unrealized appreciation/(depreciation) of investments	4,093	(15)

Net increase/(decrease) resulting from operations	245,393	472

2024 Policy Transactions
Net policy purchase payments	194,117	7,472
Transfers on account of death, surrenders and withdrawals	(117,327)	—
Transfers of policy loans	3,951	—
Transfers of cost of insurance and policy fees	(157,356)	(1,386)
Transfers between investment divisions, net	(20,181)	—
Transfers–other	(2,567)	(1)

Net increase/(decrease) from policy transactions	(99,363)	6,085

Total Increase/(Decrease) in Net Assets	146,030	6,557
Net Assets at December 31, 2023	3,179,374	1,221

Net Assets at December 31, 2024	$3,325,404	$7,778

See notes to financial statements.

B-32

Investment Options
MFS Investors Trust Series Service Class	PIMCO Real Return Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	ClearBridge Variable Appreciation Portfolio Class II	ClearBridge Variable Mid Cap Portfolio Class II	Putnam VT Core Equity Fund Core-IB	Pioneer Equity Income VCT Portfolio Class II

1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024	1/1/2023 to 12/31/2024

$145	$2,637	$7,151	$212	$4	$105	$1,325
122	(7,179)	(7,830)	(4,958)	47	(767)	(2,535)
1,770	—	—	825	117	1,878	6,137
3,201	7,400	11,492	8,988	2,106	4,459	(340)

5,238	2,858	10,813	5,067	2,274	5,675	4,587

5,113	48,241	27,256	—	—	7,630	13,341
—	—	(4,455)	—	—	—	(13,380)
—	—	208	—	—	(4,502)	(13)
(923)	(7,371)	(9,874)	(502)	(305)	(3,388)	(5,866)
—	(33,277)	(7,681)	(16,140)	—	—	—
—	(117)	92	188	—	—	—

4,190	7,476	5,546	(16,454)	(305)	(260)	(5,918)

9,428	10,334	16,359	(11,387)	1,969	5,415	(1,331)
25,119	83,776	193,255	42,712	18,216	22,063	77,716

$34,547	$94,110	$209,614	$31,325	$20,185	$27,478	$76,385

$193	$3,991	$8,634	$11	$—	$200	$1,712
731	(7,375)	(16,747)	8,853	1,016	227	421
3,020	—	—	197	—	1,827	15,396
2,819	4,906	14,998	(3,095)	1,512	5,763	(8,751)

6,763	1,522	6,885	5,966	2,528	8,017	8,778

10,413	37,590	18,837	—	—	10,135	16,098
—	(40,627)	(33,512)	(20,833)	(41,847)	—	—
—	—	(61)	—	—	(2)	(927)
(1,755)	(7,494)	(10,020)	(122)	(110)	(3,800)	(5,585)
—	154,374	(12,838)	(16,351)	19,244	—	—
(2)	183	(29)	15	—	—	1

8,656	144,026	(37,623)	(37,291)	(22,713)	6,333	9,587

15,419	145,548	(30,738)	(31,325)	(20,185)	14,350	18,365
34,547	94,110	209,614	31,325	20,185	27,478	76,385

$49,966	$239,658	$178,876	$—	$—	$41,828	$94,750

B-33

THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2024)

NOTE 1 — ORGANIZATION

The Guardian Separate Account N (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 23, 1999, and commenced operations on July 20, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the survivorship variable universal life, individual variable universal life and flexible premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policy owner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to twenty investment options, including the FRO, at any time. Policyowners may also choose to invest all or a portion of their net premiums or policy account value in the indexed option for the Flexible Solutions VUL III and Flexible Solutions VUL (2018) contracts, which is maintained by GIAC in its general account.

The seventy-two investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Guardian Integrated Research VIP Fund

Guardian Large Cap Disciplined Growth VIP Fund

Guardian Total Return Bond VIP Fund

Guardian Small Cap Core VIP Fund

Guardian All Cap Core VIP Fund

Guardian Select Mid Cap Core VIP Fund

Guardian Small Mid Cap Core VIP Fund

Guardian Strategic Large Cap Core VIP Fund

Guardian Core Fixed Income VIP Fund

Guardian Short Duration Bond VIP Fund

Guardian Balanced Allocation VIP Fund

Guardian Equity Income VIP Fund

Victory RS Large Cap Alpha VIP Series

Victory 500 Index VIP Series

Victory High Yield VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Equity and Income Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Main Street Mid Cap Fund Series II

Invesco V.I Equity and Income Fund Series II

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Global Fund Series II

Alger Capital Appreciation Portfolio Class S

AB Sustainable Global Thematic Portfolio Class B

LVIP American Century Capital Appreciation Fund Standard Class II (formerly American Century VP Capital Appreciation Fund Class I)

LVIP American Century Mid Cap Value Fund Standard Class II (formerly American Century VP Mid Cap Value Fund Class I)

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

LVIP Macquarie Limited-Term Diversified Income Fund Service Class (formerly LVIP Delaware VIP Limited-Term Diversified Income Fund Service Class)

LVIP Macquarie Diversified Income Fund Service Class (formerly LVIP Delaware Diversified Income Fund Service Class)

Macquarie VIP Emerging Markets Series Service Class (formerly Delaware VIP Emerging Markets Series Service Class)

Macquarie VIP Small Cap Growth Series Service Class II (formerly Delaware Ivy VIP Small Cap Growth Class II)

Macquarie VIP Mid Cap Growth Series Service Class II (formerly Delaware Ivy VIP Mid Cap Growth Class II)

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP High Income Portfolio Service Class 2

Fidelity VIP Freedom 2020 Portfolio Service Class 2

Fidelity VIP Freedom 2030 Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Index 500 Portfolio Initial Class

Templeton Growth VIP Fund Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Morningstar Balanced ETF Asset Allocation Portfolio Class II

Morningstar Growth ETF Asset Allocation Portfolio Class II

Morningstar Income and Growth ETF Asset Allocation

Portfolio Class II

Janus Henderson Enterprise Portfolio Institutional Shares

B-34

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

Janus Henderson Research Portfolio Service Shares

Janus Henderson Mid Cap Value Portfolio Service Shares

Janus Henderson Balanced Portfolio Service Shares

Janus Henderson Global Research Portfolio Service Shares

MFS® Growth Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Total Return Series Initial Class

MFS® Research Series Service Class

MFS® Investors Trust Series Service Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

ClearBridge Variable Appreciation Portfolio Class II

ClearBridge Variable Mid Cap Portfolio Class II

Putnam VT Core Equity Fund Class IB

Pioneer Equity Income VCT Portfolio Class II

The below funds were liquidated and no longer available as an investment option under this contract in 2024:

Existing Fund	Replacement Fund	Date
Allspring VT International Equity Fund	Fidelity VIP Government Money Market Portfolio Service Class 2	April 30,2024

The below funds were merged and no longer available as an investment option under this contract in 2024:

Existing Fund	Replacement Fund	Date
American Century VP Capital Appreciation Fund – Class I	LVIP American Century Capital Appreciation Fund	April 26,2024
American Century VP Mid Cap Value – Class I	LVIP American Century Mid Cap Value Fund	April 26,2024

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such a guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

B-35

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2024, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little, or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2024, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2024, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $120,498,471.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2024, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2024, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Universal Life Insurance policies is based on the 1980/2001/2017 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 3.0% - 4.0%.

B-36

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Segmented Reporting

In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or its results of operations. The intent of the ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows.

The management committee of GIAC evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the fund’s chief operating decision maker (“CODM”) assessing performance and making decisions about product offering allocation. The CODM has determined that the fund has a single operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024, were as follows:

	Purchases	Sales
Guardian Integrated Research VIP Fund	$73,826	$160,655
Guardian Large Cap Disciplined Growth VIP Fund	673,999	421,413
Guardian Total Return Bond VIP Fund	39,657	81,303
Guardian Small Cap Core VIP Fund	92,777	242,878
Guardian All Cap Core VIP Fund	13,155	36,300
Guardian Select Mid Cap Core VIP Fund	345,729	785,736
Guardian Small Mid Cap Core VIP Fund	19,745	10,085

B-37

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Purchases	Sales
Guardian Strategic Large Cap Core VIP Fund	$37,363	$70,760
Guardian Core Fixed Income VIP Fund	880,127	222,037
Guardian Short Duration Bond VIP Fund	134,096	341,022
Guardian Balanced Allocation VIP Fund	134,260	163,507
Guardian Equity Income VIP Fund	694,483	920,677
Victory RS Large Cap Alpha VIP Series	888,620	849,450
Victory 500 Index VIP Series	3,213,022	1,644,370
Victory High Yield VIP Series	98,975	51,413
Victory RS International VIP Series	890,635	425,972
Victory Sophus Emerging Markets VIP Series	310,185	349,343
Victory RS Small Cap Growth Equity VIP Series	267,349	726,286
Gabelli Capital Asset Fund	399,083	354,959
Invesco V.I. American Franchise Fund Series I	19,323	68,801
Invesco V.I. Equity and Income Fund Series I	49,869	23,040
Invesco V.I. Core Equity Fund Series II	97,661	18,717
Invesco V.I. Government Securities Fund Series II	51,919	9,706
Invesco V.I. Main Street Mid Cap Fund Series II	58,493	98,112
Invesco V.I. Equity and Income Fund Series II	4,281	3,582
Invesco V.I. American Franchise Fund Series II	9,997	3,502
Invesco V.I. Global Fund Series II	30,623	210,661
Alger Capital Appreciation Portfolio Class S	71,575	306,657
AB Sustainable Global Thematic Portfolio Class B	51,637	52,465
LVIP Anerican Century Capital Appreciation Fund Standard Class I (formerly American Century VP Capital Appreciation Fund Class I)	38,783	87,198
LVIP American Century Mid Cap Value Fund Standard Class II (formerly American Century VP Mid Cap Value Fund Class I)	192,466	216,054
BlackRock Global Allocation V.I. Fund Class III	12,908	70,924
Davis Financial Portfolio	221,284	140,564
Davis Real Estate Portfolio	496,283	677,164
LVIP Macquarie Limited-Term Diversified Income Fund Service Class (formerly LVIP Delaware VIP Limited-Term Diversified Income Fund Service Class)	116,386	558,860
LVIP Macquarie Diversified Income Fund Service Class (formerly LVIP Delaware Diversified Income Fund Service Class)	231,891	30,323
Macquarie VIP Emerging Markets Series Service Class (formerly Delaware VIP Emerging Markets Series Service Class)	31,676	105,991
Macquarie VIP Small Cap Growth Series Service Class II (formerly Delaware Ivy VIP Small Cap Growth Class II)	1,941	22,412
Macquarie VIP Mid Cap Growth Series Service Class (formerly Delaware Ivy VIP Mid Cap Growth Class II)	65,406	21,174
Allspring VT International Equity Fund	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2	223,928	175,779
Fidelity VIP High Income Portfolio Service Class 2	4,362	19,775
Fidelity VIP Freedom 2020 Portfolio Service Class 2	2,730	297
Fidelity VIP Freedom 2030 Portfolio Service Class 2	32,143	75,349
Fidelity VIP Government Money Market Portfolio Service Class 2	768,223	1,977,918
Fidelity VIP Index 500 Portfolio Initial Class	414,371	403,168
Templeton Growth VIP Fund Class 2	30,964	115,676
Templeton Global Bond VIP Fund Class 2	81,685	43,591
Templeton Foreign VIP Fund Class 2	182,652	48,624
Franklin Mutual Shares VIP Fund Class 2	65,597	207,164
Franklin Small Cap Value VIP Fund Class 2	113,856	194,730
Morningstar Balanced ETF Asset Allocation Portfolio Class II	1,737	65,867
Morningstar Growth ETF Asset Allocation Portfolio Class II	2,411	735
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	25,390	25,458
Janus Henderson Enterprise Portfolio Institutional Shares	229,725	291,547
Janus Henderson Forty Portfolio Institutional Shares	317,706	155,006

B-38

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Purchases	Sales
Janus Henderson Research Portfolio Institutional Shares	$83,558	$112,783
Janus Henderson Global Research Portfolio Institutional Shares	178,200	166,198
Janus Henderson Research Portfolio Service Shares	81,740	215,526
Janus Henderson Mid Cap Value Portfolio Service Shares	55,881	36,914
Janus Henderson Balanced Portfolio Service Shares	40,394	130,587
Janus Henderson Global Research Portfolio Service Shares	41,916	46,126
MFS Growth Series Initial Class	200,064	95,603
MFS New Discovery Series Initial Class	58,257	222,082
MFS Total Return Series Initial Class	482,074	345,458
MFS Research Series Service Class	8,430	2,107
MFS Investors Trust Series Service Class	14,752	2,883
PIMCO Real Return Portfolio Advisor Class	204,265	56,249
PIMCO Total Return Portfolio Advisor Class	67,248	96,238
ClearBridge Variable Appreciation Portfolio Class II	19,642	56,725
ClearBridge Variable Mid Cap Core Portfolio Class II	19,244	41,956
Putnam VT Core Equity Fund Class IB	11,015	2,656
Pioneer Equity Income VCT Portfolio Class II	32,192	5,497

Total	$15,157,843	$16,020,349

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Under the terms of the policy, GIAC deducts certain charges from the policy account value. These contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	Mortality and expense risk charges are as follows:

•	For Park Avenue Millennium Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the twelfth policy year. Starting in the thirteenth policy year, GIAC deducts at a current annual rate of .40% up to account value breakpoint and .20% on the amount of net assets in excess of the breakpoint.

•	For Flexible Solutions Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .20% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Flexible Solution — Gold Series, GIAC deducts at a current annual rate of .50% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .10% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Executive Benefits, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•	For Flexible Solutions VUL III, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•	For Flexible Solutions VUL (2018), there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

The breakpoint is defined as $100,000 less any policy account value allocated to the fixed rate option,

but not less than zero.

b)	Policy and administrative fees, which vary with the basic sum, face amount, age, sex and rating class.

c)	A monthly charge for the cost of life insurance, based on age, sex, duration and rating class, is deducted as compensation for the anticipated cost of paying death benefits.

d)	For Flexible Solutions VUL III, GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of .70% of the indexed account value.

B-39

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

e)	For Flexible Solutions VUL (2018), GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of 1.00% of the indexed account value.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2024, and 2023, contractual charges amounted to $3,734,607 and $3,884,432, respectively, and represent the aggregate fair value of the units at the redemption date, which are reflected in “Transfer of cost of insurance and policy fees” in the Statement of Changes in Net Assets.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

Under an investment sub-advisory agreement between Victory Capital Management, Inc. and Park Avenue Institutional Advisors LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

Effective October 3, 2024, Victory Capital Management, Inc. (“VCM”) has terminated the sub-advisory agreement with PAIA and effective October 4, 2024, the Fund is now managed by VCM’s Victory Income Investors investment franchise.

PAIA provides day to day investment management services to the following new proprietary third-party sub-advised Guardian Variable Product Trust Funds:

• Guardian Integrated Research VIP Fund	• Guardian Small Mid Cap Core VIP Fund
• Guardian Large Cap Disciplined Growth VIP Fund	• Guardian Strategic Large Cap Core VIP Fund
• Guardian Total Return Bond VIP Fund	• Guardian Core Fixed Income VIP Fund
• Guardian Small Cap Core VIP Fund	• Guardian Short Duration Bond VI Fund
• Guardian All Cap Core VIP Fund	• Guardian Balanced Allocation VIP Fund
• Guardian Select Mid Cap Core VIP Fund	• Guardian Equity Income VIP Fund

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., ALPS Advisors, Inc., American Century Investment Management, Inc., BlackRock Advisors, LLC, Davis Selected Advisers, LP, Delaware Management Company, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Janus Henderson Group PLC, Massachusetts Financial Services Company, PIMCO, Templeton Investment Counsel, LLC, Templeton Global Advisors Limited, LLC, Legg Mason Partners Fund Advisor, LLC, All Spring Global Investment, Amundi Pioneer Investment Management, Inc., and Putnam Investment Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets. These fees are borne and paid to GIAC by investment advisers, and therefore, are not recorded in the financial statements of the Fund.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2024 and 2023, were as follows:

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Integrated Research VIP Fund	7,289	14,169	(6,880)	14,236	36,817	(22,581)
Guardian Large Cap Disciplined Growth VIP Fund	60,937	42,920	18,017	51,002	30,213	20,789
Guardian Total Return Bond VIP Fund	4,106	7,996	(3,890)	916	481	436
Guardian Small Cap Core VIP Fund	10,020	24,068	(14,048)	16,353	5,923	10,430
Guardian All Cap Core VIP Fund	1,176	2,979	(1,803)	14,758	10,619	4,139

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The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Guardian Select Mid Cap Core VIP Fund	39,728	78,553	(38,825)	51,667	99,077	(47,410)
Guardian Small Mid Cap Core VIP Fund	1,929	1,118	811	1,973	920	1,053
Guardian Strategic Large Cap Core VIP Fund	3,367	6,163	(2,796)	4,092	6,879	(2,787)
Guardian Core Fixed Income VIP Fund	88,400	24,857	63,543	19,433	25,982	(6,549)
Guardian Short Duration Bond VIP Fund	14,166	34,298	(20,132)	15,578	16,185	(608)
Guardian Balanced Allocation VIP Fund	12,282	14,393	(2,112)	26,162	21,764	4,398
Guardian Equity Income VIP Fund	73,086	92,541	(19,455)	62,382	112,597	(50,215)
Victory RS Large Cap Alpha VIP Series	18,596	29,546	(10,951)	12,668	26,828	(14,160)
Victory 500 Index VIP Series	29,857	34,615	(4,758)	11,925	19,558	(7,633)
Victory High Yield VIP Series	1,602	1,518	84	1,537	2,066	(528)
Victory RS International VIP Series	29,823	17,184	12,639	14,608	17,753	(3,145)
Victory Sophus Emerging Markets VIP Series	6,299	8,825	(2,526)	7,695	6,468	1,226
Victory RS Small Cap Growth Equity VIP Series	5,939	14,371	(8,433)	7,521	11,160	(3,639)
Gabelli Capital Asset Fund	2,912	6,914	(4,002)	2,504	3,779	(1,276)
Invesco V.I. American Franchise Fund Series I	755	2,169	(1,414)	1,853	999	854
Invesco V.I. Equity and Income Fund Series I	1,306	1,075	230	2,058	1,125	933
Invesco V.I. Core Equity Fund Series II	2,470	527	1,944	2,040	368	1,672
Invesco V.I. Government Securities Fund Series II	3,682	742	2,940	—	2,286	(2,286)
Invesco V.I. Main Street Mid Cap Fund Series II	1,926	3,541	(1,615)	2,567	171	2,396
Invesco V.I. Equity and Income Fund Series II	128	180	(52)	3,732	2,663	1,068
Invesco V.I. American Franchise Fund Series II	224	84	140	2,205	1,436	768
Invesco V.I. Global Fund Series II	246	5,060	(4,814)	1,973	2,617	(644)
Alger Capital Appreciation Portfolio Class S	1,119	4,814	(3,695)	210	178	32
AB Sustainable Global Thematic Portfolio Class B	1,463	1,450	13	1,079	931	148
LVIP Anerican Century Capital Appreciation Fund Standard Class I (formerly American Century VP Capital Appreciation Fund Class I)	693	2,002	(1,308)	1,167	89	1,078
LVIP American Century Mid Cap Value Fund Standard Class II (formerly American Century VP Mid Cap Value Fund Class I)	4,029	4,863	(834)	2,341	439	1,902
BlackRock Global Allocation V.I. Fund Class III	566	2,963	(2,397)	655	1,030	(374)
Davis Financial Portfolio	2,569	3,071	(502)	3,215	3,704	(489)
Davis Real Estate Portfolio	8,234	13,518	(5,284)	9,093	12,433	(3,340)
LVIP Macquarie Limited-Term Diversified Income Fund Service Class (formerly LVIP Delaware VIP Limited-Term Diversified Income Fund Service Class)	8,140	38,940	(30,800)	—	503	(503)
LVIP Macquarie Diversified Income Fund Service Class (formerly LVIP Delaware Diversified Income Fund Service Class)	12,692	1,764	10,928	27,100	27,023	77
Macquarie VIP Emerging Markets Series Service Class (formerly Delaware VIP Emerging Markets Series Service Class)	1,955	6,580	(4,625)	2,874	288	2,586
Macquarie VIP Small Cap Growth Series Service Class II (formerly Delaware Ivy VIP Small Cap Growth Class II)	64	630	(566)	1,168	520	649
Macquarie VIP Mid Cap Growth Series Service Class (formerly Delaware Ivy VIP Mid Cap Growth Class II)	1,867	869	999	3,787	758	3,029
Allspring VT International Equity Fund	—	—	—	—	—	—
Fidelity VIP Equity-Income Portfolio Service Class 2	2,116	3,717	(1,601)	2,032	5,975	(3,943)

B-41

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	2024			2023
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Fidelity VIP High Income Portfolio Service Class 2	93	881	(788)	2,676	4,077	(1,402)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	—	12	(12)	661	11	649
Fidelity VIP Freedom 2030 Portfolio Service Class 2	1,142	2,599	(1,457)	8,295	13,137	(4,842)
Fidelity VIP Government Money Market Portfolio Service Class 2	45,210	149,836	(104,626)	135,108	158,042	(22,934)
Fidelity VIP Index 500 Portfolio Initial Class	11,463	12,648	(1,185)	35,815	21,934	13,882
Templeton Growth VIP Fund Class 2	1,507	5,420	(3,913)	1,211	1,322	(111)
Templeton Global Bond VIP Fund Class 2	7,331	3,802	3,529	112	3,610	(3,498)
Templeton Foreign VIP Fund Class 2	13,049	3,842	9,207	8,676	1,248	7,428
Franklin Mutual Shares VIP Fund Class 2	1,562	6,757	(5,195)	3,601	956	2,645
Franklin Small Cap Value VIP Fund Class 2	3,094	5,285	(2,192)	1,998	608	1,390
Morningstar Balanced ETF Asset Allocation Portfolio Class II	77	2,498	(2,421)	907	752	155
Morningstar Growth ETF Asset Allocation Portfolio Class II	—	24	(24)	32	147	(115)
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	1,286	1,332	(47)	2,227	958	1,270
Janus Henderson Enterprise Portfolio Institutional Shares	1,846	7,998	(6,152)	3,942	14,213	(10,271)
Janus Henderson Forty Portfolio Institutional Shares	1,231	2,426	(1,195)	2,416	10,102	(7,686)
Janus Henderson Research Portfolio Institutional Shares	804	2,507	(1,703)	1,109	2,843	(1,734)
Janus Henderson Global Research Portfolio Institutional Shares	3,713	7,002	(3,290)	6,657	5,509	1,148
Janus Henderson Research Portfolio Service Shares	1,299	3,655	(2,356)	6,736	2,281	4,455
Janus Henderson Mid Cap Value Portfolio Service Shares	1,710	1,212	498	929	1,941	(1,013)
Janus Henderson Balanced Portfolio Service Shares	464	1,361	(898)	711	237	474
Janus Henderson Global Research Portfolio Service Shares	1,142	1,152	(10)	—	99	(99)
MFS Growth Series Initial Class	1,091	2,109	(1,018)	1,752	3,228	(1,476)
MFS New Discovery Series Initial Class	1,448	4,945	(3,496)	2,592	4,197	(1,606)
MFS Total Return Series Initial Class	6,466	8,678	(2,212)	4,653	14,844	(10,191)
MFS Research Series Service Class	172	52	120	30	10	20
MFS Investors Trust Series Service Class	340	88	251	196	35	162
PIMCO Real Return Portfolio Advisor Class	13,004	3,816	9,189	4,013	3,533	479
PIMCO Total Return Portfolio Advisor Class	4,280	6,711	(2,431)	3,401	3,047	354
ClearBridge Variable Appreciation Portfolio Class II	245	602	(357)	225	449	(224)
ClearBridge Variable Mid Cap Core Portfolio Class II	493	1,001	(508)	—	8	(8)
Putnam VT Core Equity Fund Class IB	319	120	199	312	340	(28)
Pioneer Equity Income VCT Portfolio Class II	637	259	378	590	880	(290)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable life insurance policy products that are funded by the Account. These products have unique combinations of features and fees that are charged against the policyholder’s account balance. The differences in the fee structures result in a same unit values, expense ratios and total returns since fee charges are made directly to policy owners’ accounts through redemption of units.

In 2010, the Account elected to present in the Financial Highlights appearing in Note 6 based on the aggregate product basis for each of the Account’s investment options, rather than separate information for each product level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate

B-42

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

period-end units outstanding, unit value and net assets for each investment option in the Statements of Assets and Liabilities and the Financial Highlights Notes herein. Prior-period financial highlights appearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders’ accounts through redemption of units:

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Guardian Integrated Research VIP Fund(6)
2024	189,192	$13.99	$2,646,534	—	0.00%	25.85%
2023	196,072	11.12	2,179,368	—	0.00%	24.30%
2022	218,653	8.94	1,955,173	—	0.00%	-10.58%

Guardian Large Cap Disciplined Growth VIP Fund(6)
2024	333,560	$15.08	$5,028,613	—	0.00%	28.80%
2023	315,543	11.70	3,693,260	—	0.00%	41.88%
2022	294,754	8.25	2,431,536	—	0.00%	-17.51%

Guardian Total Return Bond VIP Fund(6)
2024	2,919	$9.97	$29,097	—	0.00%	1.80%
2023	6,809	9.79	66,682	—	0.00%	5.12%
2022	6,373	9.32	59,366	—	0.00%	-6.85%

Guardian Small Cap Core VIP Fund(6)
2024	40,113	$10.98	$440,348	—	0.00%	7.57%
2023	54,161	10.21	552,739	—	0.00%	16.95%
2022	43,731	8.73	381,617	—	0.00%	-12.74%

Guardian All Cap Core VIP Fund(6)
2024	76,076	$13.52	$1,028,337	—	0.00%	20.10%
2023	77,879	11.26	876,563	—	0.00%	22.93%
2022	73,740	9.16	675,156	—	0.00%	-8.44%

Guardian Select Mid Cap Core VIP Fund(6)
2024	593,376	$11.99	$7,116,730	—	0.00%	12.43%
2023	632,201	10.67	6,744,370	—	0.00%	16.30%
2022	679,611	9.17	6,233,971	—	0.00%	-8.27%

Guardian Small Mid Cap Core VIP Fund(6)
2024	11,732	$11.58	$135,841	—	0.00%	6.31%
2023	10,921	10.89	118,940	—	0.00%	15.97%
2022	9,868	9.39	92,677	—	0.00%	-6.09%

Guardian Strategic Large Cap Core VIP Fund(6)
2024	134,855	$13.88	$1,871,428	—	0.00%	19.73%
2023	137,651	11.59	1,595,432	—	0.00%	20.15%
2022	140,438	9.65	1,354,741	—	0.00%	-3.53%

Guardian Core Fixed Income VIP Fund(6)
2024	269,675	$10.29	$2,774,959	—	0.00%	1.48%
2023	206,132	10.14	2,090,174	—	0.00%	5.52%
2022	212,681	9.61	2,043,861	—	0.00%	-3.90%

Guardian Short Duration Bond VIP Fund(6)
2024	68,568	$10.65	$730,253	—	0.00%	4.72%
2023	88,700	10.17	902,083	—	0.00%	4.09%
2022	89,308	9.77	872,541	—	0.00%	-2.30%

B-43

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Guardian Balanced Allocation VIP Fund(6)
2024	228,609	$12.69	$2,901,042	—	0.00%	13.81%
2023	230,721	11.15	2,572,541	—	0.00%	17.86%
2022	226,323	9.46	2,141,019	—	0.00%	-5.40%

Guardian Equity Income VIP Fund(6)
2024	1,149,357	$12.13	$13,941,701	—	0.00%	10.07%
2023	1,168,812	11.02	12,880,312	—	0.00%	7.41%
2022	1,219,027	10.26	12,507,215	—	0.00%	2.60%

Victory RS Large Cap Alpha VIP Series
2024	210,232	$37.71	$7,927,856	—	1.39%	21.54%
2023	221,183	31.03	6,862,679	—	1.32%	13.69%
2022	235,343	27.29	6,422,843	—	1.40%	-4.33%
2021	240,134	28.53	6,850,487	—	1.13%	23.49%
2020	248,007	23.10	5,729,247	—	1.38%	-0.44%

Victory 500 Index VIP Series
2024	320,486	$59.99	$19,227,159	—	1.41%	24.96%
2023	325,244	48.01	15,615,208	—	1.41%	26.94%
2022	332,877	37.82	12,589,921	—	1.23%	-19.36%
2021	351,397	46.90	16,480,105	—	1.34%	27.43%
2020	345,237	36.80	12,705,897	—	2.06%	20.13%

Victory High Yield VIP Series
2024	12,057	$38.54	$464,727	—	9.95%	8.42%
2023	11,973	35.55	425,646	—	8.41%	11.41%
2022	12,501	31.91	398,903	—	7.17%	-13.55%
2021	11,482	36.91	423,823	—	5.59%	5.85%
2020	13,998	34.87	488,114	—	7.29%	7.92%

Victory INCORE Low Duration Bond VIP Series(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	56,454	15.82	893,195	—	1.71%	1.00%
2020	51,082	15.67	800,237	—	2.47%	4.33%

Victory INCORE Investment Quality Bond VIP Series(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	82,723	28.01	2,317,033	—	2.14%	-0.22%
2020	85,350	28.07	2,395,862	—	2.83%	8.35%

Victory RS International VIP Series
2024	133,752	$27.40	$3,664,674	—	3.13%	5.50%
2023	121,113	25.97	3,145,342	—	2.80%	20.02%
2022	124,258	21.64	2,688,703	—	2.93%	-15.81%
2021	115,388	25.70	2,965,728	—	1.97%	14.37%
2020	108,888	22.47	2,447,143	—	2.85%	6.24%

Victory Sophus Emerging Markets VIP Series
2024	51,954	$47.11	$2,447,720	—	2.85%	5.24%
2023	54,480	44.77	2,439,066	—	3.32%	11.03%
2022	53,254	40.32	2,147,272	—	0.84%	-22.46%
2021	52,378	52.00	2,723,832	—	0.85%	-4.42%
2020	53,604	54.41	2,916,405	—	2.22%	16.17%

B-44

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Victory RS Small Cap Growth Equity VIP Series
2024	81,755	$57.81	$4,725,880	—	0.00%	11.82%
2023	90,188	51.70	4,662,263	—	0.00%	20.40%
2022	93,827	42.94	4,028,445	—	0.00%	-36.36%
2021	100,177	67.47	6,758,457	—	0.00%	-10.43%
2020	105,416	75.32	7,940,090	—	0.00%	38.06%

Gabelli Capital Asset Fund
2024	41,196	$58.86	$2,424,672	—	0.67%	11.30%
2023	45,198	52.88	2,390,120	—	0.51%	11.86%
2022	46,474	47.28	2,197,112	—	0.43%	-12.92%
2021	49,357	54.29	2,679,711	—	0.49%	20.48%
2020	49,586	45.06	2,234,499	—	0.17%	6.34%
Value Line Centurion Fund(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	25,648	29.78	763,727	—	0.02%	19.67%
2020	25,697	24.88	639,429	—	0.08%	17.55%

Value Line Strategic Asset Management Trust(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	55,237	44.22	2,442,645	—	0.31%	15.87%
2020	57,693	38.17	2,201,901	—	0.49%	17.98%

Invesco V.I. American Franchise Fund Series I
2024	28,552	$40.56	$1,157,995	—	0.00%	34.89%
2023	29,966	30.07	900,998	—	0.00%	40.93%
2022	29,112	21.34	621,124	—	0.00%	-31.11%
2021	30,318	30.97	938,991	—	0.00%	11.93%
2020	35,046	27.67	969,787	—	0.08%	42.35%

Invesco V.I. Equity and Income Fund Series I
2024	13,522	$27.83	$376,378	—	1.85%	12.12%
2023	13,292	24.83	329,973	—	2.01%	10.56%
2022	12,359	22.46	277,536	—	1.76%	-7.51%
2021	12,625	24.28	306,513	—	3.75%	13.98%
2020	15,527	21.30	330,719	—	2.17%	-1.49%

Invesco V.I. Core Equity Fund Series I(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	31,203	27.92	871,196	—	0.67%	27.74%
2020	32,901	21.86	719,128	—	1.38%	13.85%

Invesco V.I. Core Equity Fund Series II
2024	4,484	$38.37	$172,083	—	0.54%	25.29%
2023	2,540	30.63	77,787	—	0.58%	23.09%
2022	868	24.88	21,604	—	0.68%	-20.75%
2021	533	31.40	16,738	—	0.15%	27.38%
2020	2,370	24.65	58,418	—	1.12%	13.57%

B-45

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Invesco V.I. Government Securities Fund Series II
2024	4,852	$13.35	$64,766	—	4.84%	1.47%
2023	1,912	13.15	25,151	—	1.32%	4.46%
2022	4,198	12.59	52,863	—	0.71%	-10.58%
2021	11,876	14.08	167,226	—	0.95%	-2.43%
2020	66,772	14.43	963,701	—	2.81%	5.97%

Invesco V.I. Main Street Mid Cap Fund Series II
2024	5,112	$30.79	$157,425	—	0.13%	16.79%
2023	6,727	26.37	177,369	—	0.04%	14.14%
2022	4,331	23.10	100,036	—	0.06%	-14.45%
2021	5,073	27.00	136,993	—	0.22%	22.86%
2020	7,896	21.98	173,530	—	0.40%	8.94%

Invesco V.I. Equity and Income Fund Series II
2024	1,523	$23.59	$35,938	—	1.65%	11.91%
2023	1,575	21.08	33,205	—	1.66%	10.24%
2022	507	19.13	9,687	—	1.50%	-7.71%
2021	476	20.72	9,866	—	3.38%	13.66%
2020	454	18.23	8,219	—	1.91%	-1.76%

Invesco V.I. Growth and Income Fund Series II(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	8,691	32.50	282,453	—	1.50%	28.19%
2020	7,791	25.35	197,514	—	2.07%	1.85%

Invesco V.I. American Franchise Fund Series II
2024	1,247	$48.60	$60,626	—	0.00%	34.56%
2023	1,107	36.12	39,991	—	0.00%	40.60%
2022	339	25.69	8,705	—	0.00%	-31.30%
2021	765	37.39	28,592	—	0.00%	11.65%
2020	287	33.49	9,599	—	0.00%	42.00%

Invesco V.I. Global Fund Series II
2024	7,981	$44.47	$354,886	—	0.00%	15.78%
2023	12,795	38.40	491,389	—	0.00%	34.45%
2022	13,439	28.56	383,885	—	0.00%	-31.94%
2021	15,255	41.97	640,214	—	0.00%	15.17%
2020	13,129	36.44	478,434	—	0.43%	27.34%

Alger Capital Appreciation Portfolio Class S
2024	7,309	$82.32	$601,674	—	0.00%	47.77%
2023	11,004	55.71	613,029	—	0.00%	42.78%
2022	10,972	39.02	428,103	—	0.00%	-36.69%
2021	12,846	61.62	791,639	—	0.00%	18.83%
2020	14,964	51.86	776,041	—	0.00%	41.40%

AB VPS Relative Value Portfolio Class B(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	32,386	43.34	1,403,702	—	0.66%	27.84%
2020	31,683	33.90	1,074,214	—	1.36%	2.47%

B-46

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

AB VPS Large Cap Growth Portfolio Class B(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	18,983	77.63	1,473,654	—	0.00%	28.65%
2020	17,916	60.34	1,081,070	—	0.00%	35.15%

AB Sustainable Global Thematic Portfolio Class B
2024	7,657	$36.60	$280,242	—	0.00%	5.96%
2023	7,644	34.54	264,002	—	0.03%	15.70%
2022	7,496	29.85	223,756	—	0.00%	-27.17%
2021	8,458	40.99	346,673	—	0.00%	22.57%
2020	13,086	33.44	437,582	—	0.47%	39.08%

LVIP Anerican Century Capital Appreciation Fund Standard Class I (formerly American Century VP Capital Appreciation Fund Class I)
2024	1,431	$47.33	$67,735	—	0.00%	24.98%
2023	2,739	37.87	103,706	—	0.00%	20.69%
2022	1,661	31.38	52,099	—	0.00%	-28.11%
2021	662	43.65	28,887	—	0.00%	11.16%
2020	4,620	39.27	181,401	—	0.00%	42.46%

LVIP American Century Mid Cap Value Fund Standard Class II (formerly American Century VP Mid Cap Value Fund Class I)
2024	5,801	$45.32	$262,876	—	2.31%	8.73%
2023	6,635	41.68	276,549	—	2.36%	6.13%
2022	4,733	39.27	185,871	—	2.14%	-1.19%
2021	11,720	39.74	465,812	—	1.07%	23.20%
2020	15,389	32.26	496,439	—	1.71%	1.21%
American Century VP Mid Cap Value Fund Class II(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,391	24.16	81,918	—	1.04%	23.02%
2020	4,986	19.64	97,907	—	1.71%	1.11%

BlackRock Global Allocation V.I. Fund Class III
2024	319	$24.27	$7,752	—	0.30%	8.93%
2023	2,716	22.28	60,526	—	2.46%	12.49%
2022	3,090	19.81	61,203	—	0.00%	-16.07%
2021	11,834	23.60	279,297	—	0.80%	6.42%
2020	14,442	22.18	320,307	—	0.93%	20.71%

Davis Financial Portfolio
2024	19,812	$56.27	$1,114,829	—	1.96%	29.50%
2023	20,314	43.45	882,697	—	2.19%	15.29%
2022	20,803	37.69	784,032	—	1.93%	-8.53%
2021	20,290	41.20	836,007	—	1.34%	30.54%
2020	23,215	31.56	732,763	—	1.57%	-5.99%

B-47

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Davis Real Estate Portfolio
2024	39,195	$61.61	$2,414,702	—	2.01%	4.92%
2023	44,479	58.72	2,611,843	—	2.52%	10.65%
2022	47,819	53.07	2,537,619	—	1.69%	-26.80%
2021	49,068	72.50	3,557,375	—	1.21%	41.98%
2020	43,618	51.06	2,227,200	—	2.01%	-8.08%

Davis Value Portfolio(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	126,908	40.59	5,151,421	—	0.60%	17.85%
2020	127,229	34.44	4,382,205	—	0.75%	11.72%

LVIP Macquarie Limited-Term Diversified Income Fund Service Class (formerly LVIP Delaware VIP Limited-Term Diversified Income Fund Service Class)
2024	—	$—	$37	—	0.00%	-100.00%
2023	30,800	14.28	439,982	—	3.29%	4.68%
2022	31,303	13.65	427,181	—	2.26%	-4.40%
2021	14,907	14.27	212,812	—	1.33%	-1.05%
2020	15,301	14.43	220,745	—	1.53%	4.13%

LVIP Macquarie Diversified Income Fund Service Class (formerly LVIP Delaware Diversified Income Fund Service Class)
2024	12,420	$17.58	$218,365	—	6.15%	1.67%
2023	1,492	17.29	25,803	—	1.39%	5.94%
2022	1,415	16.32	23,096	—	2.76%	-14.12%
2021	1,444	19.01	27,448	—	0.57%	-1.62%
2020	20,967	19.32	405,120	—	2.70%	10.69%

Macquarie VIP Emerging Markets Series Service Class (formerly Delaware VIP Emerging Markets Series Service Class)
2024	2,964	$16.89	$50,054	—	2.18%	4.77%
2023	7,589	16.12	122,331	—	1.25%	13.45%
2022	5,003	14.21	71,091	—	3.19%	-27.81%
2021	7,015	19.68	138,085	—	0.07%	-3.13%
2020	10,597	20.32	215,327	—	0.43%	24.69%

Macquarie VIP Small Cap Growth Series Service Class II (formerly Delaware Ivy VIP Small Cap Growth Class II)
2024	735	$36.09	$26,498	—	0.00%	14.26%
2023	1,301	31.59	41,082	—	0.00%	13.04%
2022	652	27.95	18,192	—	0.00%	-26.77%
2021	2,034	38.16	77,598	—	0.80%	3.99%
2020	1,505	36.70	55,186	—	0.00%	37.66%

B-48

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Macquarie VIP Mid Cap Growth Series Service Class (formerly Delaware Ivy VIP Mid Cap Growth Class II)
2024	13,276	$31.66	$420,354	—	0.00%	2.20%
2023	12,277	30.98	380,355	—	0.00%	19.61%
2022	9,248	25.90	239,541	—	0.00%	-30.79%
2021	8,515	37.42	318,686	—	0.00%	16.36%
2020	6,524	32.16	209,848	—	0.00%	49.00%

Allspring VT International Equity Fund(4)(5)
2024	—	$20.06	$—	NA	NA	NA
2023	—	19.87	—	—	—	15.56%
2022	—	17.20	—	—	—	-11.88%
2021	—	19.52	—	—	—	6.87%
2020	—	18.26	—	—	—	4.93%

Fidelity VIP Contrafund Portfolio Service Class 2(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	152,859	67.05	10,249,598	—	0.03%	27.51%
2020	161,007	52.59	8,466,730	—	0.07%	30.23%

Fidelity VIP Equity-Income Portfolio Service Class 2
2024	34,001	$51.21	$1,741,185	—	1.59%	15.06%
2023	35,602	44.51	1,584,597	—	1.69%	10.38%
2022	39,545	40.32	1,594,594	—	1.75%	-5.25%
2021	41,503	42.56	1,766,193	—	1.68%	24.60%
2020	42,496	34.15	1,451,352	—	1.62%	6.44%

Fidelity VIP Growth Opportunities Portfolio Service Class 2(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	39,321	69.93	2,749,670	—	0.00%	11.67%
2020	38,142	62.62	2,388,475	—	0.00%	68.23%

Fidelity VIP High Income Portfolio Service Class 2
2024	1,787	$22.72	$40,601	—	4.73%	8.62%
2023	2,575	20.92	53,850	—	5.87%	10.24%
2022	3,977	18.97	75,464	—	6.82%	-11.67%
2021	5,938	21.48	127,572	—	7.23%	4.29%
2020	6,244	20.60	128,623	—	6.65%	2.42%

Fidelity VIP Mid Cap Portfolio Service Class 2(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	93,499	82.85	7,746,239	—	0.36%	25.31%
2020	100,035	66.12	6,613,945	—	0.41%	17.87%

B-49

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Fidelity VIP Freedom 2020 Portfolio Service Class 2
2024	2,037	$24.92	$50,754	—	2.67%	7.40%
2023	2,049	23.20	47,535	—	3.08%	12.22%
2022	1,400	20.67	28,936	—	2.00%	-15.97%
2021	2,532	24.60	62,298	—	0.87%	9.26%
2020	3,285	22.52	73,972	—	0.78%	14.72%

Fidelity VIP Freedom 2030 Portfolio Service Class 2
2024	2,565	$28.59	$73,325	—	1.48%	9.14%
2023	4,022	26.19	105,345	—	1.38%	14.46%
2022	8,864	22.89	202,852	—	1.81%	-17.09%
2021	2,906	27.60	80,224	—	0.82%	12.07%
2020	4,562	24.63	112,362	—	0.85%	16.64%

Fidelity VIP Government Money Market Portfolio Service Class 2(5)
2024	363,885	$14.57	$5,302,400	—	4.74%	4.83%
2023	468,511	13.90	6,512,095	—	4.52%	4.62%
2022	491,445	13.29	6,529,571	—	1.28%	1.25%
2021	393,619	13.12	5,165,194	—	0.01%	0.00%
2020	366,761	13.12	4,812,731	—	0.20%	0.23%

Fidelity VIP Index 500 Portfolio Initial Class
2024	91,947	$43.23	$3,974,979	—	1.30%	24.90%
2023	93,132	34.61	3,223,598	—	1.56%	26.19%
2022	79,250	27.43	2,173,707	—	1.70%	-18.21%
2021	60,667	33.54	2,034,540	—	1.31%	28.58%
2020	56,572	26.08	1,475,556	—	1.85%	18.24%

Templeton Growth VIP Fund Class 2
2024	378	$20.93	$7,909	—	1.37%	5.40%
2023	4,291	19.86	85,231	—	3.21%	21.01%
2022	4,402	16.41	72,250	—	0.17%	-11.50%
2021	5,099	18.55	94,574	—	1.10%	4.87%
2020	4,717	17.68	83,411	—	2.80%	5.80%

Templeton Global Bond VIP Fund Class 2
2024	4,597	$10.63	$48,861	—	0.00%	-11.37%
2023	1,068	11.99	12,811	—	0.00%	2.88%
2022	4,566	11.66	53,218	—	0.00%	-4.95%
2021	1,898	12.26	23,270	—	0.00%	-4.99%
2020	991	12.91	12,792	—	9.30%	-5.28%

Templeton Foreign VIP Fund Class 2
2024	19,015	$12.85	$244,269	—	1.46%	-1.00%
2023	9,808	12.98	127,263	—	1.59%	20.76%
2022	2,380	10.75	25,573	—	3.02%	-7.61%
2021	2,081	11.63	24,196	—	1.80%	4.16%
2020	1,651	11.17	18,429	—	2.29%	-1.16%

Franklin Mutual Shares VIP Fund Class 2
2024	11,310	$32.94	$372,559	—	2.06%	11.27%
2023	16,505	29.60	488,625	—	1.86%	13.46%
2022	13,860	26.09	361,626	—	1.53%	-7.43%
2021	17,564	28.19	495,069	—	2.83%	19.17%
2020	21,690	23.65	513,025	—	2.74%	-5.04%

B-50

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Franklin Small Cap Value VIP Fund Class 2
2024	5,858	$38.08	$223,081	—	1.07%	11.71%
2023	8,050	34.09	274,467	—	0.51%	12.75%
2022	6,660	30.24	201,381	—	1.07%	-10.06%
2021	13,460	33.62	452,584	—	1.14%	25.37%
2020	13,852	26.82	371,518	—	1.46%	5.19%

Morningstar Balanced ETF Asset Allocation Portfolio Class II
2024	—	$—	$19	—	0.00%	-100.00%
2023	2,421	23.78	57,603	—	2.10%	12.82%
2022	2,266	21.08	47,773	—	2.33%	-12.88%
2021	743	24.20	17,989	—	1.71%	10.79%
2020	60	21.84	1,319	—	0.24%	9.12%

Morningstar Growth ETF Asset Allocation Portfolio Class II
2024	2,177	$31.97	$69,621	—	1.51%	12.67%
2023	2,201	28.38	62,473	—	1.78%	15.27%
2022	2,316	24.62	57,032	—	1.66%	-13.25%
2021	3,613	28.38	102,558	—	1.52%	14.88%
2020	1,591	24.70	39,324	—	1.12%	10.01%

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II
2024	1,223	$20.48	$25,067	—	2.38%	7.97%
2023	1,270	18.97	24,106	—	7.19%	10.59%
2022	1	17.15	19	—	0.01%	-12.54%
2021	—	19.61	22	—	0.00%	6.47%
2020	1,381	18.42	25,460	—	3.93%	8.43%

Janus Henderson Enterprise Portfolio Institutional Shares
2024	89,350	$42.28	$3,777,296	—	0.74%	15.61%
2023	95,502	36.57	3,492,361	—	0.15%	18.07%
2022	105,773	30.97	3,275,946	—	0.37%	-15.94%
2021	112,104	36.84	4,130,426	—	0.32%	16.83%
2020	109,505	31.54	3,453,459	—	0.11%	19.47%

Janus Henderson Forty Portfolio Institutional Shares
2024	57,396	$82.02	$4,707,384	—	0.11%	28.47%
2023	58,591	63.84	3,740,479	—	0.18%	39.96%
2022	66,277	45.61	3,023,119	—	0.19%	-33.55%
2021	72,373	68.64	4,968,059	—	0.50%	22.90%
2020	73,486	55.86	4,104,604	—	0.70%	39.40%

Janus Henderson Research Portfolio Institutional Shares
2024	37,369	$50.65	$1,892,530	—	0.03%	35.31%
2023	39,072	37.43	1,462,386	—	0.14%	43.17%
2022	40,806	26.14	1,066,784	—	0.71%	-29.89%
2021	41,767	37.29	1,557,418	—	0.10%	20.33%
2020	44,721	30.99	1,385,796	—	0.54%	32.95%

B-51

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Janus Henderson Global Research Portfolio Institutional Shares
2024	91,563	$28.96	$2,651,621	—	0.76%	23.58%
2023	94,853	23.43	2,222,719	—	0.94%	26.78%
2022	93,705	18.48	1,732,037	—	1.63%	-19.41%
2021	94,872	22.94	2,175,990	—	0.52%	18.09%
2020	102,179	19.42	1,984,579	—	0.81%	20.06%

Janus Henderson Forty Portfolio Service Shares(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	12,692	54.41	690,634	—	0.52%	22.60%
2020	11,307	44.38	501,846	—	0.60%	39.03%

Janus Henderson Research Portfolio Service Shares
2024	4,792	$65.50	$313,891	—	0.00%	34.96%
2023	7,148	48.54	346,911	—	0.04%	44.55%
2022	2,693	33.58	90,429	—	0.57%	-30.91%
2021	3,863	48.60	187,707	—	0.01%	20.05%
2020	10,277	40.48	416,011	—	0.33%	32.58%

Janus Henderson Enterprise Portfolio Service Shares(7)
204	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	9,480	51.23	485,666	—	0.23%	16.54%
2020	6,842	43.96	300,772	—	0.04%	19.18%

Janus Henderson Mid Cap Value Portfolio Service Shares
2024	1,481	$33.54	$49,660	—	0.82%	12.80%
2023	983	29.73	29,219	—	0.73%	11.11%
2022	1,996	26.76	53,421	—	1.32%	-5.77%
2021	5,807	28.40	164,910	—	0.16%	19.42%
2020	12,417	23.78	295,277	—	0.94%	-1.21%

Janus Henderson Balanced Portfolio Service Shares
2024	—	$—	$1	—	1.17%	-100.00%
2023	898	85.26	76,530	—	1.90%	15.13%
2022	424	74.05	31,375	—	1.12%	-16.62%
2021	203	88.81	17,990	—	1.05%	16.91%
2020	56	75.96	4,277	—	2.07%	14.03%

Janus Henderson Global Research Portfolio Service Shares
2024	966	$41.07	$39,665	—	0.61%	23.27%
2023	976	33.32	32,534	—	0.76%	26.47%
2022	1,075	26.35	28,312	—	0.00%	-19.61%
2021	1,705	32.77	55,882	—	0.36%	17.80%
2020	1,773	27.82	49,341	—	0.72%	19.76%

B-52

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

MFS Growth Series Initial Class
2024	39,780	$53.91	$2,144,402	—	0.00%	31.47%
2023	40,798	41.00	1,672,910	—	0.00%	35.86%
2022	42,274	30.18	1,275,852	—	0.00%	-31.63%
2021	42,276	44.15	1,866,316	—	0.00%	23.53%
2020	42,570	35.74	1,521,299	—	0.00%	31.86%

MFS Investors Trust Series Initial Class(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	12,551	45.94	576,578	—	0.63%	26.81%
2020	12,642	36.23	457,975	—	0.61%	13.87%

MFS New Discovery Series Initial Class
2024	29,288	$49.04	$1,436,342	—	0.00%	6.72%
2023	32,784	45.95	1,506,527	—	0.00%	14.41%
2022	34,390	40.16	1,381,239	—	0.00%	-29.76%
2021	41,019	57.18	2,345,468	—	0.00%	1.80%
2020	43,051	56.17	2,418,092	—	0.00%	45.89%

MFS Research Series Initial Class(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	5,939	42.14	250,301	—	0.53%	24.80%
2020	6,848	33.77	231,240	—	0.74%	16.59%

MFS Total Return Series Initial Class
2024	73,251	$45.40	$3,325,404	—	2.46%	7.75%
2023	75,463	42.13	3,179,374	—	2.08%	10.44%
2022	85,654	38.15	3,267,508	—	1.71%	-9.58%
2021	93,375	42.19	3,939,502	—	1.80%	14.12%
2020	94,974	36.97	3,511,309	—	2.30%	9.81%

MFS Growth Series Service Class(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	20,103	61.12	1,228,786	—	0.00%	23.24%
2020	16,150	49.60	801,021	—	0.00%	31.54%

MFS VIT II Income Portfolio Series Service Class(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	912	19.36	17,650	—	0.00%	0.10%
2020	996	19.34	19,211	—	3.34%	9.11%

MFS Research Series Service Class
2024	148	$52.60	$7,778	—	0.38%	18.56%
2023	28	44.37	1,221	—	0.16%	22.12%
2022	8	36.33	305	—	0.20%	-17.43%
2021	4,338	44.00	190,863	—	0.42%	24.51%
2020	11,660	35.34	412,024	—	0.53%	16.31%

B-53

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

MFS Total Return Series Service Class(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	18,689	26.46	494,543	—	1.64%	13.84%
2020	18,236	23.25	423,921	—	2.33%	9.52%

MFS Investors Trust Series Service Class
2024	1,429	$34.97	$49,966	—	0.46%	19.22%
2023	1,178	29.33	34,547	—	0.48%	18.66%
2022	1,016	24.72	25,119	—	0.39%	-16.69%
2021	1,044	29.67	30,959	—	0.38%	26.51%
2020	574	23.45	13,468	—	0.43%	13.60%

MFS New Discovery Series Service Class(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	10,858	30.49	331,050	—	0.00%	1.57%
2020	4,255	30.02	127,723	—	0.00%	45.58%

PIMCO Real Return Portfolio Advisor Class
2024	15,332	$15.63	$239,658	—	2.25%	2.03%
2023	6,143	15.32	94,110	—	2.91%	3.57%
2022	5,664	14.79	83,776	—	6.91%	-12.00%
2021	4,985	16.81	83,771	—	3.82%	5.50%
2020	5,530	15.93	88,098	—	1.28%	11.60%

PIMCO Total Return Portfolio Advisor Class
2024	12,138	$14.74	$178,876	—	3.94%	2.43%
2023	14,569	14.39	209,614	—	3.46%	5.83%
2022	14,215	13.60	193,255	—	2.38%	-14.40%
2021	32,112	15.88	510,022	—	1.73%	-1.37%
2020	36,264	16.10	583,925	—	1.98%	8.55%

ClearBridge Variable Appreciation Portfolio Class II
2024	—	$—	$—	—	0.06%	-100.00%
2023	357	87.73	31,325	—	0.62%	19.39%
2022	581	73.48	42,712	—	0.72%	-12.65%
2021	389	84.12	32,722	—	0.30%	23.34%
2020	1,595	68.20	108,757	—	1.27%	14.48%

ClearBridge Variable Mid Cap Core Portfolio Class II
2024	—	$—	$—	—	0.00%	-100.00%
2023	508	39.74	20,185	—	0.02%	12.62%
2022	516	35.29	18,216	—	0.10%	-25.50%
2021	259	47.36	12,278	—	0.03%	28.39%
2020	263	36.89	9,686	—	0.05%	15.10%

ClearBridge Variable Small Cap Growth Portfolio Class II(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,115	73.08	227,627	—	0.00%	12.31%
2020	5,399	65.07	351,344	—	0.00%	42.91%

B-54

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2024 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $

Columbia Variable Portfolio- Small Cap Value Fund Class 2(7)
2024	—	$—	$—	—	—	—
2023	—	—	—	—	—	—
2022	—	—	—	—	—	—
2021	3,036	23.47	71,272	—	0.51%	28.80%
2020	1,736	18.23	31,632	—	0.34%	8.59%

Putnam VT Core Equity Fund Class IB
2024	1,197	$34.96	$41,828	—	0.57%	26.96%
2023	998	27.53	27,478	—	0.46%	28.08%
2022	1,026	21.50	22,063	—	0.60%	-15.77%
2021	667	25.52	17,021	—	0.59%	31.01%
2020	536	19.48	10,444	—	0.84%	17.33%

Pioneer Equity Income VCT Portfolio Class II
2024	3,587	$26.41	$94,750	—	1.98%	10.97%
2023	3,209	23.80	76,385	—	1.65%	7.17%
2022	3,499	22.21	77,716	—	1.61%	-7.94%
2021	2,544	24.13	61,380	—	1.24%	25.33%
2020	2,808	19.25	54,050	—	2.47%	-0.26%

(1)	These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(2)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.
(3)	Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.
(4)	No policies investing in this investment option as of December 31, 2022.
(5)	As of April 30, 2024, certain funds were liquidated as a result of fund liquidation and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Fidelity VIP Government Money Market Portfolio Service Class 2 Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2024 as a result of liquidation.
(6)	Portfolio commenced operations April 29, 2022.
(7)	As of April 29, 2022, certain funds were liquidated as a result of fund substitution and no longer available as an investment allocation option under this contract. After the liquidation date, any accumulation value remaining in the liquidated funds were transferred to each respective Guardian VIP Fund. The expense ratio, investment income ratio and total returns were not applicable as of December 31, 2022 as a result of liquidation.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and the Contract Owners of The Guardian Separate Account N

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account N indicated in the table below as of December 31, 2024, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the periods indicated in the table below (other than investment option Allspring VT International Equity Fund, which only includes a statement of changes in net assets for the period January 1, 2023 to April 30, 2024 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options of The Guardian Separate Account N other than investment option Allspring VT International Equity Fund as of December 31, 2024, and the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Guardian Integrated Research VIP Fund(1)

Guardian Large Cap Disciplined Growth VIP Fund(1)

Guardian Total Return Bond VIP Fund(1)

Guardian Small Cap Core VIP Fund(1)

Guardian All Cap Core VIP Fund(1)

Guardian Select Mid Cap Core VIP Fund(1)

Guardian Small Mid Cap Core VIP Fund(1)

Guardian Strategic Large Cap Core VIP Fund(1)

Guardian Core Fixed Income VIP Fund(1)

Guardian Short Duration Bond VIP Fund(1)

Guardian Balanced Allocation VIP Fund(1)

Guardian Equity Income VIP Fund(1)

Victory RS Large Cap Alpha VIP Series(1)

Victory 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Gabelli Capital Asset Fund(1)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Equity and Income Fund Series I(1)

Invesco V.I. Core Equity Fund Series II(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Main Street Mid Cap Fund Series II(1)

Invesco V.I. Equity and Income Fund Series II(1)

Invesco V.I. American Franchise Fund Series II(1)

Invesco V.I. Global Fund Series II(1)

Alger Capital Appreciation Portfolio Class S(1)

AB Sustainable Global Thematic Portfolio Class B(1)

LVIP American Century Capital Appreciation Fund Standard Class I(1)

LVIP American Century Mid Cap Value Fund Standard Class II(1)

BlackRock Global Allocation V.I. Fund Class III(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

LVIP Macquarie Limited-Term Diversified Income Fund Service Class(1)

LVIP Macquarie Diversified Income Fund Service Class(1)

Macquarie VIP Emerging Markets Series Service Class(1)

Macquarie VIP Small Cap Growth Series Service Class II(1)

Macquarie VIP Mid Cap Growth Series Service Class II(1)

Allspring VT International Equity Fund(2)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP High Income Portfolio Service Class 2(1)

Fidelity VIP Freedom 2020 Portfolio Service Class 2(1)

Fidelity VIP Freedom 2030 Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Index 500 Portfolio Initial Class(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

Morningstar Balanced ETF Asset Allocation Portfolio Class II(1)

Morningstar Growth ETF Asset Allocation Portfolio Class II(1)

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, www.pwc.com/us

B-56

Janus Henderson Global Research Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Service Shares(1)

Janus Henderson Mid Cap Value Portfolio Service Shares(1)

Janus Henderson Balanced Portfolio Service Shares(1)

Janus Henderson Global Research Portfolio Service Shares(1)

MFS® Growth Series Initial Class(1)

MFS® New Discovery Series Initial Class(1)

MFS® Total Return Series Initial Class(1)

MFS® Research Series Service Class(1)

MFS® Investors Trust Series Service Class(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO Total Return Portfolio Advisor Class(1)

ClearBridge Variable Appreciation Portfolio Class II(1)

ClearBridge Variable Mid Cap Portfolio Class II(1)

Putnam VT Core Equity Fund Class IB(1)

Pioneer Equity Income VCT Portfolio Class II(1)

(1)	Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023.
(2)	Statement of operations for the period January 1, 2024, through April 30, 2024 (date of liquidation) and statement of changes in net assets for the period January 1, 2024, through April 30, 2024 (date of liquidation) and the year ended December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options of The Guardian Separate Account N based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options of The Guardian Separate Account N in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 17, 2025

We have served as the auditor of one or more of the investment options of The Guardian Separate Account N since 2000.

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